Vanguard® Russell 3000 Index Fund
Schedule of Investments (unaudited)
As of May 31, 2021
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.6%)
Basic Materials (2.2%)
	Linde plc	27,138	8,158
	Air Products and Chemicals Inc.	11,416	3,421
	Freeport-McMoRan Inc.	74,540	3,184
	Newmont Corp.	41,414	3,043
	Ecolab Inc.	12,871	2,768
	Dow Inc.	38,185	2,613
	International Flavors & Fragrances Inc.	12,922	1,831
	Nucor Corp.	15,514	1,591
	Fastenal Co.	29,431	1,561
	LyondellBasell Industries NV Class A	13,202	1,487
	International Paper Co.	20,184	1,274
	Albemarle Corp.	5,955	995
	Celanese Corp. Class A	5,849	968
	Avery Dennison Corp.	4,294	947
	Eastman Chemical Co.	6,944	871
	FMC Corp.	6,710	783
	Steel Dynamics Inc.	10,578	660
	Mosaic Co.	18,069	653
	CF Industries Holdings Inc.	10,985	584
	Reliance Steel & Aluminum Co.	3,266	549
*	Cleveland-Cliffs Inc.	23,839	480
	Scotts Miracle-Gro Co.	2,080	452
	Royal Gold Inc.	3,394	420
*	Alcoa Corp.	9,601	381
	Olin Corp.	7,440	364
	U.S. Steel Corp.	13,016	337
	Valvoline Inc.	9,650	318
	Chemours Co.	8,599	309
	Southern Copper Corp.	4,224	295
	Timken Co.	3,242	287
	Huntsman Corp.	10,036	285
	Element Solutions Inc.	11,714	274
	Ashland Global Holdings Inc.	2,843	270
*	Hexcel Corp.	4,416	263
*	Univar Solutions Inc.	9,313	252
*	RBC Bearings Inc.	1,277	250
	UFP Industries Inc.	3,085	245
	Avient Corp.	4,689	244
	Hecla Mining Co.	26,230	236
	Balchem Corp.	1,681	220
	Commercial Metals Co.	6,666	210
	W R Grace & Co.	3,061	210

		Shares	Market Value ($000)
	Sensient Technologies Corp.	2,177	189
*	Ingevity Corp.	2,260	186
*	Arconic Corp.	5,145	186
	Minerals Technologies Inc.	2,008	175
	Cabot Corp.	2,735	174
	Westlake Chemical Corp.	1,660	167
	Quaker Chemical Corp.	684	166
*	Domtar Corp.	2,937	159
	Stepan Co.	1,157	156
*	Livent Corp.	7,812	152
	Innospec Inc.	1,429	144
*	Coeur Mining Inc.	12,999	135
	Compass Minerals International Inc.	1,919	134
	Boise Cascade Co.	1,987	131
	Tronox Holdings plc Class A	5,588	131
	NewMarket Corp.	376	129
	Trinseo SA	1,956	127
	Worthington Industries Inc.	1,870	124
	Mueller Industries Inc.	2,633	122
*	Novagold Resources Inc.	11,682	120
	GrafTech International Ltd.	8,523	113
	Carpenter Technology Corp.	2,327	112
	Kaiser Aluminum Corp.	775	100
	Materion Corp.	1,083	85
*	Amyris Inc.	5,074	72
	Schweitzer-Mauduit International Inc.	1,665	68
	Schnitzer Steel Industries Inc. Class A	1,198	65
*	Kraton Corp.	1,665	57
*	Orion Engineered Carbons SA	2,708	55
*	GCP Applied Technologies Inc.	2,204	54
*	Energy Fuels Inc.	7,411	48
	Neenah Inc.	777	41
*	AdvanSix Inc.	1,257	40
*	U.S. Silica Holdings Inc.	3,365	35
*	Century Aluminum Co.	2,407	33
	Hawkins Inc.	908	31
*	Koppers Holdings Inc.	897	31
*	Gatos Silver Inc.	1,821	31
	Glatfelter Corp.	1,961	29
	PQ Group Holdings Inc.	1,714	28
*	TimkenSteel Corp.	1,849	28
	Verso Corp. Class A	1,573	27
*	Rayonier Advanced Materials Inc.	3,372	26
*	Uranium Energy Corp.	8,412	26
	American Vanguard Corp.	1,302	24
*	Clearwater Paper Corp.	748	21
*	Unifi Inc.	712	20
	Haynes International Inc.	543	19
	Omega Flex Inc.	131	19
	Tredegar Corp.	1,263	19
	Olympic Steel Inc.	514	18
*	NN Inc.	1,893	14
*	Northwest Pipe Co.	399	13
*	Ryerson Holding Corp.	795	13
*	Intrepid Potash Inc.	457	13
	FutureFuel Corp.	1,191	12
	Eastern Co.	272	9
	Caledonia Mining Corp. plc	565	8

		Shares	Market Value ($000)
	Gold Resource Corp.	2,491	7
*	AgroFresh Solutions Inc.	2,792	6
*	Marrone Bio Innovations Inc.	3,470	5
*	Zymergen Inc.	96	3
			49,028
Consumer Discretionary (15.9%)
*	Amazon.com Inc.	21,914	70,630
*	Tesla Inc.	39,574	24,742
	Home Depot Inc.	55,455	17,685
*	Walt Disney Co.	93,442	16,693
*	Netflix Inc.	22,022	11,073
	Walmart Inc.	72,030	10,230
	McDonald's Corp.	38,430	8,988
	NIKE Inc. Class B	64,215	8,763
	Costco Wholesale Corp.	22,774	8,615
	Lowe's Cos. Inc.	37,887	7,381
	Starbucks Corp.	60,236	6,860
	Target Corp.	25,832	5,862
*	Booking Holdings Inc.	2,109	4,980
	TJX Cos. Inc.	61,972	4,186
	Activision Blizzard Inc.	39,483	3,840
*	General Motors Co.	64,706	3,838
*	Uber Technologies Inc.	71,190	3,619
	Estee Lauder Cos. Inc. Class A	11,721	3,593
*	Ford Motor Co.	200,797	2,918
	Dollar General Corp.	12,676	2,573
	Ross Stores Inc.	18,013	2,277
	Electronic Arts Inc.	14,841	2,121
*	Aptiv plc	13,912	2,093
	eBay Inc.	33,337	2,030
*	Marriott International Inc. Class A	13,998	2,010
*	Chipotle Mexican Grill Inc. Class A	1,430	1,962
*	O'Reilly Automotive Inc.	3,619	1,937
*	Lululemon Athletica Inc.	5,854	1,892
	Yum! Brands Inc.	15,549	1,865
*	Southwest Airlines Co.	30,129	1,852
*	Hilton Worldwide Holdings Inc.	14,096	1,766
*	Spotify Technology SA	6,959	1,681
*	AutoZone Inc.	1,181	1,661
*	Delta Air Lines Inc.	33,829	1,613
	DR Horton Inc.	16,906	1,611
*	Peloton Interactive Inc. Class A	13,067	1,441
	Yum China Holdings Inc.	20,572	1,391
*	Copart Inc.	10,573	1,364
	Best Buy Co. Inc.	11,725	1,363
	VF Corp.	16,629	1,326
	Lennar Corp. Class A	12,931	1,280
*	Expedia Group Inc.	7,095	1,255
*	Trade Desk Inc. Class A	2,126	1,250
	ViacomCBS Inc. Class B	28,540	1,211
*	Dollar Tree Inc.	12,034	1,173
*	Wayfair Inc. Class A	3,642	1,116
	Garmin Ltd.	7,790	1,108
*	Take-Two Interactive Software Inc.	5,863	1,088
*	Burlington Stores Inc.	3,348	1,083
	Tractor Supply Co.	5,933	1,078
	MGM Resorts International	24,172	1,036
*	Las Vegas Sands Corp.	17,339	1,001

		Shares	Market Value ($000)
*	Etsy Inc.	6,068	1,000
*	Caesars Entertainment Inc.	9,176	986
	Darden Restaurants Inc.	6,812	976
*	CarMax Inc.	8,372	964
*	Ulta Beauty Inc.	2,770	957
*	Royal Caribbean Cruises Ltd.	10,179	949
	Genuine Parts Co.	7,233	948
*	United Airlines Holdings Inc.	15,938	930
*	Carnival Corp.	30,953	915
	Omnicom Group Inc.	10,872	894
	Pool Corp.	2,039	890
	Domino's Pizza Inc.	1,998	853
*	NVR Inc.	172	841
	PulteGroup Inc.	14,437	834
	L Brands Inc.	11,916	833
*	LKQ Corp.	15,581	794
*	Carvana Co. Class A	2,907	771
*	American Airlines Group Inc.	31,654	767
*	Lyft Inc. Class A	13,160	751
	Whirlpool Corp.	3,146	746
*	Wynn Resorts Ltd.	5,405	713
*	Vail Resorts Inc.	2,091	683
	Williams-Sonoma Inc.	3,959	671
	Interpublic Group of Cos. Inc.	19,776	666
*	Penn National Gaming Inc.	7,966	653
*	Live Nation Entertainment Inc.	7,219	650
	BorgWarner Inc.	12,651	649
*	GameStop Corp. Class A	2,909	646
*	Tapestry Inc.	14,251	640
	Advance Auto Parts Inc.	3,351	636
	Hasbro Inc.	6,609	634
	Fox Corp. Class A	16,146	603
	Lear Corp.	3,098	599
*	Norwegian Cruise Line Holdings Ltd.	18,469	589
	Newell Brands Inc.	19,444	558
	Lithia Motors Inc. Class A	1,533	540
*	RH	832	533
*	Five Below Inc.	2,804	516
*	Chegg Inc.	6,652	512
*,1	AMC Entertainment Holdings Inc. Class A	19,441	508
	News Corp. Class A	18,769	507
*	Zynga Inc. Class A	45,842	497
	Nielsen Holdings plc	18,147	494
*	Deckers Outdoor Corp.	1,440	483
*	Liberty Media Corp.- Liberty Formula One Class C	10,730	479
*	Discovery Inc. Class C	15,876	477
*	Floor & Decor Holdings Inc. Class A	4,785	470
	Service Corp. International	8,652	459
	Gentex Corp.	12,497	444
	Kohl's Corp.	7,963	442
*	Capri Holdings Ltd.	7,739	439
	Aramark	11,731	438
*	Alaska Air Group Inc.	6,222	431
*	Bright Horizons Family Solutions Inc.	3,111	430
*	Liberty Media Corp.- Liberty SiriusXM Class C	9,774	425
*	PVH Corp.	3,639	418
*	IAA Inc.	6,843	390
*	SiteOne Landscape Supply Inc.	2,253	388

		Shares	Market Value ($000)
	Polaris Inc.	2,944	386
	Rollins Inc.	11,305	385
	Churchill Downs Inc.	1,918	383
	Leggett & Platt Inc.	6,919	381
	Harley-Davidson Inc.	7,817	379
	Tempur Sealy International Inc.	9,853	379
*	Mattel Inc.	17,829	378
	Toll Brothers Inc.	5,748	375
*	Marriott Vacations Worldwide Corp.	2,140	369
	New York Times Co. Class A	8,391	359
[1]	Sirius XM Holdings Inc.	56,988	356
*	YETI Holdings Inc.	4,028	353
	Hanesbrands Inc.	17,804	348
	Nexstar Media Group Inc. Class A	2,278	346
	Wyndham Hotels & Resorts Inc.	4,606	346
*	JetBlue Airways Corp.	17,106	344
*	Crocs Inc.	3,351	339
	Texas Roadhouse Inc. Class A	3,370	339
*	Terminix Global Holdings Inc.	6,862	339
	Fox Corp. Class B	9,194	334
*	Planet Fitness Inc. Class A	4,235	334
	Thor Industries Inc.	2,713	334
	Foot Locker Inc.	5,169	327
*	Fox Factory Holding Corp.	2,093	325
*	Skechers USA Inc. Class A	6,754	321
*	BJ's Wholesale Club Holdings Inc.	7,090	318
	Ralph Lauren Corp. Class A	2,555	317
	Dick's Sporting Goods Inc.	3,143	307
	Gap Inc.	9,154	306
*	AutoNation Inc.	2,962	302
*	Macy's Inc.	15,766	288
*	Boyd Gaming Corp.	4,425	285
*	Discovery Inc. Class A	8,804	283
	American Eagle Outfitters Inc.	7,673	272
	Qurate Retail Inc. Series A	19,965	272
	Travel + Leisure Co.	4,160	271
	AMERCO	469	270
*	Helen of Troy Ltd.	1,237	260
*	Under Armour Inc. Class A	11,100	251
*	Ollie's Bargain Outlet Holdings Inc.	2,889	250
*	frontdoor Inc.	4,482	241
*	Adient plc	4,755	238
*	Avis Budget Group Inc.	2,704	237
	H&R Block Inc.	9,385	233
*	Goodyear Tire & Rubber Co.	11,640	231
	TEGNA Inc.	11,937	231
*	Sabre Corp.	16,339	226
*	Sonos Inc.	6,059	224
*	TripAdvisor Inc.	5,120	222
*	Grand Canyon Education Inc.	2,435	221
	Carter's Inc.	2,149	220
	Choice Hotels International Inc.	1,823	220
*	Hilton Grand Vacations Inc.	4,800	219
	News Corp. Class B	8,426	216
	Wingstop Inc.	1,515	216
*	Scientific Games Corp. Class A	2,963	215
	Wendy's Co.	9,222	214
	KB Home	4,531	212

		Shares	Market Value ($000)
	MDC Holdings Inc.	3,623	210
*	National Vision Holdings Inc.	4,154	206
	Dana Inc.	7,523	204
	Cracker Barrel Old Country Store Inc.	1,287	203
	LCI Industries	1,325	197
*	Meritage Homes Corp.	1,815	195
*	LGI Homes Inc.	1,071	194
*	Nordstrom Inc.	5,765	193
	Lennar Corp. Class B	2,454	192
*	Asbury Automotive Group Inc.	962	191
*	Taylor Morrison Home Corp. Class A	6,441	191
	Callaway Golf Co.	5,113	189
*	Hyatt Hotels Corp. Class A	2,357	184
	Murphy USA Inc.	1,357	183
*	Overstock.com Inc.	2,141	183
*	Under Armour Inc. Class C	9,575	182
*	Six Flags Entertainment Corp.	3,953	180
	PROG Holdings Inc.	3,392	179
	Extended Stay America Inc.	9,049	178
	Steven Madden Ltd.	4,287	177
*	Bed Bath & Beyond Inc.	6,168	173
*	Madison Square Garden Sports Corp.	933	173
*	Visteon Corp.	1,417	173
*	Spirit Airlines Inc.	4,802	171
*	Shake Shack Inc. Class A	1,796	169
	Papa John's International Inc.	1,763	166
*	Stitch Fix Inc. Class A	3,108	166
*	Stamps.com Inc.	879	165
*	Cardlytics Inc.	1,516	162
	Kontoor Brands Inc.	2,509	161
*	Tri Pointe Homes Inc.	6,675	161
*	Liberty Media Corp.- Liberty SiriusXM Class A	3,597	157
	Group 1 Automotive Inc.	979	156
*	Signet Jewelers Ltd.	2,555	155
	Cooper Tire & Rubber Co.	2,589	154
*	Sleep Number Corp.	1,386	154
	Columbia Sportswear Co.	1,492	153
	Wolverine World Wide Inc.	4,162	152
*	Urban Outfitters Inc.	3,848	151
*	Brinker International Inc.	2,428	149
*	Dorman Products Inc.	1,449	148
	Herman Miller Inc.	3,052	146
	John Wiley & Sons Inc. Class A	2,297	146
	Rent-A-Center Inc.	2,328	144
	Penske Automotive Group Inc.	1,631	140
*	Skyline Champion Corp.	2,758	140
*	International Game Technology plc	5,734	139
*	Copa Holdings SA Class A	1,695	139
*	Abercrombie & Fitch Co. Class A	3,201	137
*	Allegiant Travel Co.	618	137
*	Red Rock Resorts Inc. Class A	3,058	137
*	iRobot Corp.	1,385	135
*	Gentherm Inc.	1,854	134
*	Selectquote Inc.	6,523	133
*	Bloomin' Brands Inc.	4,458	132
*	Coty Inc. Class A	14,838	132
*	SeaWorld Entertainment Inc.	2,420	132
	Jack in the Box Inc.	1,154	131

		Shares	Market Value ($000)
	Graham Holdings Co. Class B	196	130
*	Vista Outdoor Inc.	2,973	130
*	KAR Auction Services Inc.	7,202	129
*	2U Inc.	3,542	129
*	M/I Homes Inc.	1,816	128
	World Wrestling Entertainment Inc. Class A	2,266	127
*	Cheesecake Factory Inc.	2,140	126
	Monro Inc.	2,024	126
*	Cinemark Holdings Inc.	5,497	125
*	Century Communities Inc.	1,520	124
	Big Lots Inc.	2,009	122
	PriceSmart Inc.	1,387	122
*	Cavco Industries Inc.	543	120
*	Sally Beauty Holdings Inc.	5,505	120
*	SkyWest Inc.	2,373	116
*	Leslie's Inc.	3,987	116
	Winnebago Industries Inc.	1,538	114
*	ODP Corp.	2,574	113
*	Boot Barn Holdings Inc.	1,469	112
*	At Home Group Inc.	2,946	111
*	Central Garden & Pet Co. Class A	2,099	106
	Rush Enterprises Inc. Class A	2,151	103
*	Playtika Holding Corp.	3,751	103
*	Everi Holdings Inc.	4,943	102
	Gray Television Inc.	4,327	101
*	Dave & Buster's Entertainment Inc.	2,334	99
*	Malibu Boats Inc. Class A	1,220	96
*	Academy Sports & Outdoors Inc.	2,604	95
	Acushnet Holdings Corp.	1,763	94
*	Lions Gate Entertainment Corp. Class B	5,394	94
	HNI Corp.	2,030	93
*	Adtalem Global Education Inc.	2,491	91
*	Knowles Corp.	4,335	89
*	WW International Inc.	2,267	89
	Strategic Education Inc.	1,247	88
*	Madison Square Garden Entertainment Corp.	981	88
*	Bally's Corp.	1,493	87
	La-Z-Boy Inc.	2,073	85
*	Lions Gate Entertainment Corp. Class A	4,264	83
*	Laureate Education Inc. Class A	5,350	78
*	BJ's Restaurants Inc.	1,393	77
	Oxford Industries Inc.	762	73
	Sinclair Broadcast Group Inc. Class A	2,167	73
*	AMC Networks Inc. Class A	1,349	72
*	Dine Brands Global Inc.	725	69
	Steelcase Inc. Class A	4,795	69
	Sturm Ruger & Co. Inc.	869	69
	Camping World Holdings Inc. Class A	1,523	68
*	iHeartMedia Inc. Class A	2,912	68
*	Children's Place Inc.	722	67
*	G-III Apparel Group Ltd.	2,040	67
*	XPEL Inc.	818	67
*	Hibbett Sports Inc.	780	66
*	Meredith Corp.	1,971	66
*	Tupperware Brands Corp.	2,578	66
*	GoPro Inc. Class A	5,781	65
	Guess? Inc.	2,104	62
	Inter Parfums Inc.	807	62

		Shares	Market Value ($000)
	Aaron's Co. Inc.	1,736	62
*	Petco Health & Wellness Co. Inc. Class A	2,725	62
	Dillard's Inc. Class A	456	60
*	American Axle & Manufacturing Holdings Inc.	5,267	59
	Smith & Wesson Brands Inc.	2,757	59
	Buckle Inc.	1,379	58
*	Denny's Corp.	3,305	58
*	elf Beauty Inc.	2,073	58
	Knoll Inc.	2,226	58
*	RealReal Inc.	3,321	58
*	Stride Inc.	2,141	58
	Matthews International Corp. Class A	1,447	57
*	Driven Brands Holdings Inc.	1,918	57
*	MarineMax Inc.	1,086	56
*	Hawaiian Holdings Inc.	2,144	55
*	QuinStreet Inc.	3,035	55
*	Quotient Technology Inc.	4,639	55
	EW Scripps Co. Class A	2,528	54
	Sonic Automotive Inc. Class A	1,092	53
*	Designer Brands Inc. Class A	2,979	52
*	Clean Energy Fuels Corp.	6,302	50
*	Imax Corp.	2,337	50
*	America's Car-Mart Inc.	300	49
*	Central Garden & Pet Co.	898	49
*	Houghton Mifflin Harcourt Co.	4,943	49
*	Zumiez Inc.	1,101	48
*	Purple Innovation Inc. Class A	1,684	48
	Caleres Inc.	1,806	45
*	Cars.com Inc.	3,051	45
*	Liberty Media Corp.- Liberty Braves Class A	1,610	45
	Scholastic Corp.	1,330	45
	Standard Motor Products Inc.	989	44
*	Chuy's Holdings Inc.	1,018	42
	Interface Inc. Class A	2,572	42
*	Ruth's Hospitality Group Inc.	1,734	42
*	Perdoceo Education Corp.	3,439	42
	ViacomCBS Inc. Class A	907	42
*	Viad Corp.	931	41
*	Liberty Media Corp.- Liberty Braves Class C	1,451	40
*	Corsair Gaming Inc.	1,274	40
	Haverty Furniture Cos. Inc.	843	39
*	Citi Trends Inc.	455	38
*	Stoneridge Inc.	1,247	38
*	Tenneco Inc. Class A	2,412	38
*	Genesco Inc.	656	36
*	Monarch Casino & Resort Inc.	510	36
*	1-800-Flowers.com Inc. Class A	1,174	36
*	Golden Entertainment Inc.	831	35
	Franchise Group Inc.	953	35
*	Beazer Homes USA Inc.	1,425	34
	RCI Hospitality Holdings Inc.	442	34
*	Lovesac Co.	402	33
*	CarParts.com Inc.	2,046	33
*	Liberty Media Corp.- Liberty Formula One Class A	789	32
*	Universal Electronics Inc.	633	32
*	Sportsman's Warehouse Holdings Inc.	1,801	32
	Carriage Services Inc. Class A	812	31
	Rush Enterprises Inc. Class B	706	31

		Shares	Market Value ($000)
	Shoe Carnival Inc.	462	31
	Ethan Allen Interiors Inc.	1,055	30
*	Fossil Group Inc.	2,115	30
*	Lumber Liquidators Holdings Inc.	1,340	30
*	MSG Networks Inc. Class A	1,966	30
*	Accel Entertainment Inc. Class A	2,256	30
*	Neogames SA	471	30
*	Green Brick Partners Inc.	1,257	29
*	Liquidity Services Inc.	1,227	29
	Winmark Corp.	150	29
*	Container Store Group Inc.	2,099	28
*	Gannett Co. Inc.	5,491	28
*	Funko Inc. Class A	1,047	27
*	Nautilus Inc.	1,504	27
	Johnson Outdoors Inc. Class A	212	26
*	Master Craft Boat Holdings Inc.	868	24
*	Entercom Communications Corp. Class A	5,480	24
*	Chico's FAS Inc.	4,986	23
	Clarus Corp.	973	23
	Escalade Inc.	943	23
*	Turtle Beach Corp.	707	23
*	VOXX International Corp. Class A	1,524	23
*	OneSpaWorld Holdings Ltd.	2,075	23
*	Conn's Inc.	963	22
*	Cooper-Standard Holdings Inc.	747	22
	Kimball International Inc. Class B	1,634	22
*	American Outdoor Brands Inc.	689	22
*	Arlo Technologies Inc.	3,179	21
*	Marcus Corp.	986	21
*	Red Robin Gourmet Burgers Inc.	573	21
*	Century Casinos Inc.	1,431	20
*	Motorcar Parts of America Inc.	855	20
*	American Public Education Inc.	672	19
	Hooker Furniture Corp.	521	19
*	Lindblad Expeditions Holdings Inc.	1,104	19
	Movado Group Inc.	690	19
*	OneWater Marine Inc. Class A	384	19
*	Mesa Air Group Inc.	1,833	18
	Systemax Inc.	528	18
*	Roblox Corp. Class A	197	18
	Cato Corp. Class A	1,098	17
*	El Pollo Loco Holdings Inc.	986	17
*	Liberty TripAdvisor Holdings Inc. Class A	3,517	17
	Rocky Brands Inc.	296	17
*	Eros International plc	14,036	17
*	Tilly's Inc. Class A	1,153	16
*	Bluegreen Vacations Holding Class A	741	16
*	Daily Journal Corp.	46	15
*	Noodles & Co. Class A	1,193	15
	A-Mark Precious Metals Inc.	287	15
*	Alta Equipment Group Inc.	1,007	15
*	Boston Omaha Corp. Class A	444	14
	Del Taco Restaurants Inc.	1,417	14
	Entravision Communications Corp. Class A	3,094	14
*	Fiesta Restaurant Group Inc.	999	14
*	Lands' End Inc.	541	14
	National CineMedia Inc.	2,831	14
*	PlayAGS Inc.	1,339	14

		Shares	Market Value ($000)
	Superior Group of Cos. Inc.	523	13
*	Express Inc.	2,792	12
*	Vera Bradley Inc.	1,033	12
	Marine Products Corp.	684	11
*	Regis Corp.	1,046	10
*	Lakeland Industries Inc.	395	10
*	Carrols Restaurant Group Inc.	1,595	9
*	Universal Technical Institute Inc.	1,543	9
	Nathan's Famous Inc.	141	9
*	Casper Sleep Inc.	986	9
	Lifetime Brands Inc.	528	8
*	Frontier Group Holdings Inc.	386	8
*	Duluth Holdings Inc. Class B	427	7
	Hamilton Beach Brands Holding Co. Class A	282	7
*	LiveXLive Media Inc.	1,466	7
*	Kura Sushi USA Inc. Class A	174	7
*	Biglari Holdings Inc. Class B	37	6
	Weyco Group Inc.	274	6
*	Aspen Group Inc.	977	6
*	Emerald Holding Inc.	1,078	6
*	Fluent Inc.	1,630	5
*	Gaia Inc. Class A	465	5
*	Radius Global Infrastructure Inc. Class A	358	5
*	Legacy Housing Corp.	255	5
*	Latham Group Inc.	152	5
	Saga Communications Inc. Class A	172	4
*	Figs Inc. Class A	121	4
*	Cricut Inc. Class A	91	3
*	JOANN Inc.	161	2
*	Sun Country Airlines Holdings Inc.	43	2
*	ThredUP Inc. Class A	97	2
*	Vizio Holding Corp. Class A	98	2
*	Endeavor Group Holdings Inc. Class A	64	2
*	ContextLogic Inc. Class A	171	1
			350,223
Consumer Staples (4.9%)
	Procter & Gamble Co.	125,726	16,954
	Coca-Cola Co.	199,731	11,043
	PepsiCo Inc.	71,607	10,594
	Philip Morris International Inc.	80,491	7,762
	CVS Health Corp.	67,665	5,849
	Altria Group Inc.	96,377	4,744
	Mondelez International Inc. Class A	72,248	4,590
	Colgate-Palmolive Co.	43,674	3,659
	Kimberly-Clark Corp.	17,594	2,298
	Sysco Corp.	25,051	2,029
	Constellation Brands Inc. Class A	8,389	2,011
	Walgreens Boots Alliance Inc.	37,353	1,967
	General Mills Inc.	31,235	1,963
	Archer-Daniels-Midland Co.	28,524	1,898
*	Monster Beverage Corp.	18,974	1,789
	Corteva Inc.	38,568	1,755
	McKesson Corp.	8,195	1,577
	Kraft Heinz Co.	33,385	1,455
	Kroger Co.	39,003	1,442
	Keurig Dr Pepper Inc.	35,967	1,329
	Hershey Co.	7,630	1,320
	Tyson Foods Inc. Class A	14,812	1,178

		Shares	Market Value ($000)
	Clorox Co.	6,507	1,150
	McCormick & Co. Inc.	12,766	1,137
	Church & Dwight Co. Inc.	13,074	1,121
	Conagra Brands Inc.	25,034	954
	AmerisourceBergen Corp. Class A	7,657	879
	Kellogg Co.	12,936	847
	J M Smucker Co.	5,702	760
	Brown-Forman Corp. Class B	9,250	743
	Hormel Foods Corp.	14,932	725
	Lamb Weston Holdings Inc.	7,560	624
	Bunge Ltd.	6,964	605
*	Darling Ingredients Inc.	8,127	556
*	Molson Coors Beverage Co. Class B	9,206	537
	Campbell Soup Co.	10,042	489
*	Boston Beer Co. Inc. Class A	452	478
*	U.S. Foods Holding Corp	11,358	442
	Casey's General Stores Inc.	1,898	419
*	Beyond Meat Inc.	2,653	386
*	Freshpet Inc.	2,091	370
*	Post Holdings Inc.	3,165	366
*	Performance Food Group Co.	6,633	332
	Ingredion Inc.	3,437	326
	Flowers Foods Inc.	10,065	242
*	Herbalife Nutrition Ltd.	4,588	241
*	Hain Celestial Group Inc.	4,910	200
	Medifast Inc.	599	199
	Spectrum Brands Holdings Inc.	2,202	196
	Brown-Forman Corp. Class A	2,617	196
	Lancaster Colony Corp.	947	177
	WD-40 Co.	718	176
	Energizer Holdings Inc.	3,664	169
	Sanderson Farms Inc.	985	160
*	Sprouts Farmers Market Inc.	5,923	158
	Nu Skin Enterprises Inc. Class A	2,602	157
*	TreeHouse Foods Inc.	3,224	157
[1]	Albertsons Cos. Inc. Class A	7,959	153
*	Simply Good Foods Co.	4,292	148
*	Grocery Outlet Holding Corp.	3,984	136
	Primo Water Corp.	7,659	133
	Edgewell Personal Care Co.	2,778	126
	J & J Snack Foods Corp.	715	126
*	Celsius Holdings Inc.	1,929	126
	Core-Mark Holding Co. Inc.	2,352	108
*	United Natural Foods Inc.	2,844	108
*	Hostess Brands Inc. Class A	6,590	103
	Vector Group Ltd.	7,321	101
	B&G Foods Inc.	3,031	93
	Coca-Cola Consolidated Inc.	220	89
*	GrowGeneration Corp.	1,970	87
	Cal-Maine Foods Inc.	2,161	75
	Reynolds Consumer Products Inc.	2,253	68
*	USANA Health Sciences Inc.	588	62
	Universal Corp.	1,109	62
	Calavo Growers Inc.	826	59
*	Pilgrim's Pride Corp.	2,452	59
*	Chefs' Warehouse Inc.	1,871	58
	National Beverage Corp.	1,132	57
*	BellRing Brands Inc. Class A	1,826	52

		Shares	Market Value ($000)
	Fresh Del Monte Produce Inc.	1,449	48
*	Rite Aid Corp.	2,526	46
	Seaboard Corp.	12	44
	Andersons Inc.	1,392	43
	MGP Ingredients Inc.	616	43
	Ingles Markets Inc. Class A	679	42
	ACCO Brands Corp.	4,402	40
*	Hydrofarm Holdings Group Inc.	642	40
	John B Sanfilippo & Son Inc.	395	37
	Turning Point Brands Inc.	839	36
	SpartanNash Co.	1,612	34
	PetMed Express Inc.	1,065	31
	Weis Markets Inc.	588	30
*	Vital Farms Inc.	1,333	28
	Tootsie Roll Industries Inc.	795	25
*	Veru Inc.	2,628	23
*	Landec Corp.	1,164	14
*	Seneca Foods Corp. Class A	280	13
	Limoneira Co.	661	12
*	HF Foods Group Inc.	1,690	10
	Oil-Dri Corp. of America	226	8
	Village Super Market Inc. Class A	353	8
	Nature's Sunshine Products Inc.	392	8
*	NewAge Inc.	2,986	7
*	Farmer Bros Co.	505	6
	Natural Grocers by Vitamin Cottage Inc.	516	6
	Alico Inc.	182	6
*	Duckhorn Portfolio Inc.	284	5
*	Lifevantage Corp.	521	4
*	Calyxt Inc.	501	2
*	Bridgford Foods Corp.	96	2
*	Mission Produce Inc.	108	2
*	Honest Co. Inc.	111	2
			108,774
Energy (2.8%)
	Exxon Mobil Corp.	219,603	12,818
	Chevron Corp.	99,757	10,354
	ConocoPhillips	70,385	3,923
	EOG Resources Inc.	30,014	2,411
	Schlumberger NV	71,555	2,242
	Marathon Petroleum Corp.	33,391	2,064
	Phillips 66	22,540	1,898
	Kinder Morgan Inc.	100,134	1,836
	Valero Energy Corp.	21,018	1,690
	Williams Cos. Inc.	63,050	1,661
	Pioneer Natural Resources Co.	10,384	1,580
	ONEOK Inc.	22,872	1,206
	Hess Corp.	14,184	1,189
	Occidental Petroleum Corp.	42,942	1,115
	Halliburton Co.	45,610	1,024
*	Cheniere Energy Inc.	11,871	1,008
	Baker Hughes Co. Class A	34,162	834
	Devon Energy Corp.	30,380	807
*	Enphase Energy Inc.	5,503	787
	Diamondback Energy Inc.	8,644	692
*	SolarEdge Technologies Inc.	2,543	656
*	Plug Power Inc.	20,965	644
	Marathon Oil Corp.	40,275	488

		Shares	Market Value ($000)
	Targa Resources Corp.	11,625	452
	APA Corp.	19,607	408
*	First Solar Inc.	4,663	355
*	NOV Inc.	21,937	354
	Ovintiv Inc. (XNYS)	13,179	351
	Cimarex Energy Co.	5,168	350
	Cabot Oil & Gas Corp.	20,256	332
*	EQT Corp.	13,990	292
	HollyFrontier Corp.	7,989	259
*	ChampionX Corp.	9,523	252
*	PDC Energy Inc.	5,069	214
	Matador Resources Co.	6,119	187
	Equitrans Midstream Corp.	21,285	175
*	Southwestern Energy Co.	33,077	171
	Murphy Oil Corp.	7,786	169
*	Antero Resources Corp.	12,233	158
*	FuelCell Energy Inc.	15,941	157
*	Range Resources Corp.	11,358	154
	Helmerich & Payne Inc.	5,400	153
*	CNX Resources Corp.	11,170	152
	Arcosa Inc.	2,366	150
*	Renewable Energy Group Inc.	2,305	141
	Antero Midstream Corp.	14,039	135
	Continental Resources Inc.	4,143	135
*	Shoals Technologies Group Inc. Class A	4,707	130
	SM Energy Co.	5,848	116
*	Transocean Ltd.	28,352	107
*	Array Technologies Inc.	6,497	106
	World Fuel Services Corp.	3,338	103
*	SunPower Corp.	4,022	94
	Cactus Inc. Class A	2,579	90
*	TPI Composites Inc.	1,750	85
*	Magnolia Oil & Gas Corp. Class A	6,487	84
*	PBF Energy Inc. Class A	4,775	77
	Patterson-UTI Energy Inc.	8,865	74
*	Golar LNG Ltd.	5,664	72
*	Ameresco Inc. Class A	1,318	71
*	Kosmos Energy Ltd.	21,877	70
	Delek US Holdings Inc.	3,015	67
*	Oceaneering International Inc.	4,683	67
	Archrock Inc.	7,111	65
*	Dril-Quip Inc.	1,837	62
*	Liberty Oilfield Services Inc. Class A	4,173	62
*	NOW Inc.	4,997	52
*	Bonanza Creek Energy Inc.	1,186	51
*	Green Plains Inc.	1,580	50
*	Tellurian Inc.	10,457	46
	Brigham Minerals Inc. Class A	2,349	43
	Warrior Met Coal Inc.	2,358	43
*	Arch Resources Inc.	730	42
*	MRC Global Inc.	3,521	38
*	ProPetro Holding Corp.	3,550	35
*	DMC Global Inc.	627	33
*	Helix Energy Solutions Group Inc.	6,369	33
*	Par Pacific Holdings Inc.	2,329	32
*	NexTier Oilfield Solutions Inc.	7,571	32
*	Frank's International NV	9,069	30
*	Nabors Industries Ltd.	315	30

		Shares	Market Value ($000)
	CVR Energy Inc.	1,359	28
	SunCoke Energy Inc.	3,396	26
*	Tidewater Inc.	1,721	24
*	REX American Resources Corp.	239	23
	Solaris Oilfield Infrastructure Inc. Class A	2,249	22
*	Contango Oil & Gas Co.	4,537	20
	Berry Corp.	2,941	19
*	Peabody Energy Corp.	2,864	19
*	Trecora Resources	2,311	19
*	CONSOL Energy Inc.	1,183	18
*	Oil States International Inc.	2,811	18
*	American Superconductor Corp.	1,127	17
*	W&T Offshore Inc.	4,405	16
*	Select Energy Services Inc. Class A	2,683	15
*	National Energy Services Reunited Corp.	1,148	15
*	Newpark Resources Inc.	4,225	14
*	Talos Energy Inc.	965	14
*	Matrix Service Co.	1,179	13
*	RPC Inc.	2,494	12
*	Penn Virginia Corp.	575	11
*	Earthstone Energy Inc. Class A	958	9
	Falcon Minerals Corp.	1,756	8
*	Maxeon Solar Technologies Ltd.	506	8
*	Exterran Corp.	1,475	7
*	Bristow Group Inc.	238	7
*	Vine Energy Inc. Class A	413	6
	Evolution Petroleum Corp.	1,382	5
*	Goodrich Petroleum Corp.	444	5
	NACCO Industries Inc. Class A	190	5
*	Comstock Resources Inc.	667	4
*	FTC Solar Inc.	370	4
*	Whiting Petroleum Corp.	66	3
*	PrimeEnergy Resources Corp.	28	1
			61,210
Financials (11.7%)
*	Berkshire Hathaway Inc. Class B	97,066	28,095
	JPMorgan Chase & Co.	156,302	25,671
	Bank of America Corp.	399,414	16,931
	Wells Fargo & Co.	196,393	9,175
	Citigroup Inc.	107,451	8,457
	BlackRock Inc.	7,604	6,669
	Morgan Stanley	72,202	6,567
	Goldman Sachs Group Inc.	17,087	6,357
	Charles Schwab Corp.	71,249	5,262
	S&P Global Inc.	12,465	4,730
	Truist Financial Corp.	69,342	4,284
	PNC Financial Services Group Inc.	21,841	4,252
	U.S. Bancorp	69,939	4,251
	CME Group Inc.	18,383	4,021
	Chubb Ltd.	23,232	3,949
	Marsh & McLennan Cos. Inc.	26,112	3,613
	Intercontinental Exchange Inc.	28,634	3,232
	Progressive Corp.	30,174	2,990
	Aon plc Class A	11,730	2,972
	Moody's Corp.	8,411	2,821
	MetLife Inc.	39,119	2,557
	American International Group Inc.	44,441	2,348
	T Rowe Price Group Inc.	11,630	2,225

		Shares	Market Value ($000)
	Prudential Financial Inc.	20,488	2,192
	Bank of New York Mellon Corp.	41,148	2,143
	Allstate Corp.	15,660	2,139
	Travelers Cos. Inc.	13,065	2,086
	Aflac Inc.	35,397	2,006
	MSCI Inc. Class A	4,143	1,939
	Discover Financial Services	15,961	1,872
	Willis Towers Watson plc	6,634	1,734
	First Republic Bank	8,816	1,688
	State Street Corp.	18,120	1,576
	Ameriprise Financial Inc.	6,055	1,573
*	SVB Financial Group	2,697	1,572
	KKR & Co. Inc.	28,000	1,559
	Fifth Third Bancorp	36,887	1,554
	Arthur J Gallagher & Co.	10,301	1,510
	Hartford Financial Services Group Inc.	18,390	1,202
	Northern Trust Corp.	9,902	1,200
	Regions Financial Corp.	48,962	1,146
	KeyCorp.	49,615	1,143
	Ally Financial Inc.	20,239	1,107
	Citizens Financial Group Inc.	21,744	1,085
	M&T Bank Corp.	6,693	1,076
	Nasdaq Inc.	5,894	987
	Broadridge Financial Solutions Inc.	5,863	935
	Cincinnati Financial Corp.	7,684	935
	Principal Financial Group Inc.	13,919	910
	MarketAxess Holdings Inc.	1,904	888
	Huntington Bancshares Inc.	53,836	854
*	Markel Corp.	694	850
	Raymond James Financial Inc.	6,274	832
*	Arch Capital Group Ltd.	20,242	807
	Signature Bank	2,877	719
	Lincoln National Corp.	9,945	694
	Loews Corp.	11,833	691
	Fidelity National Financial Inc.	14,084	662
	Annaly Capital Management Inc.	71,091	659
	Equitable Holdings Inc.	20,649	656
	FactSet Research Systems Inc.	1,945	650
	Brown & Brown Inc.	12,179	640
	Cboe Global Markets Inc.	5,749	640
	Comerica Inc.	7,602	597
	LPL Financial Holdings Inc.	4,017	594
	Globe Life Inc.	5,368	566
	W R Berkley Corp.	7,202	562
	Invesco Ltd.	19,375	553
	Everest Re Group Ltd.	2,038	530
	East West Bancorp Inc.	6,988	523
*	Alleghany Corp.	719	515
	First Horizon Corp.	26,987	515
	AGNC Investment Corp.	27,212	505
	Apollo Global Management Inc. Class A	8,673	497
	Western Alliance Bancorp	4,915	492
	Assurant Inc.	3,022	487
	Franklin Resources Inc.	14,121	483
	American Financial Group Inc.	3,618	481
	Zions Bancorp NA	7,968	461
	Reinsurance Group of America Inc.	3,473	438
	Voya Financial Inc.	6,265	410

		Shares	Market Value ($000)
	Commerce Bancshares Inc.	5,237	408
	People's United Financial Inc.	21,532	407
	RenaissanceRe Holdings Ltd.	2,609	402
	TCF Financial Corp.	8,121	386
	SLM Corp.	18,995	385
	Old Republic International Corp.	14,611	384
	Affiliated Managers Group Inc.	2,302	378
*	Athene Holding Ltd. Class A	5,972	374
	Jefferies Financial Group Inc.	11,483	369
	SEI Investments Co.	5,807	368
	Tradeweb Markets Inc. Class A	4,360	365
	Synovus Financial Corp.	7,286	358
	First American Financial Corp.	5,540	356
	Stifel Financial Corp.	5,080	352
	Pinnacle Financial Partners Inc.	3,816	347
	Cullen/Frost Bankers Inc.	2,865	346
	Popular Inc.	4,218	344
	Starwood Property Trust Inc.	13,509	343
	Prosperity Bancshares Inc.	4,493	338
	Primerica Inc.	2,026	329
	Unum Group	10,635	329
	First Financial Bankshares Inc.	6,448	325
	South State Corp.	3,597	319
	Sterling Bancorp	11,745	313
	Glacier Bancorp Inc.	5,263	307
	Evercore Inc. Class A	2,048	299
	Ares Management Corp. Class A	5,397	298
	First Citizens BancShares Inc. Class A	327	281
	Valley National Bancorp	19,536	280
	New York Community Bancorp Inc. (XNYS)	23,148	277
	Morningstar Inc.	1,161	274
	Bank OZK	6,376	272
	PacWest Bancorp	6,013	272
	CIT Group Inc.	5,108	271
	Essent Group Ltd.	5,636	270
	Umpqua Holdings Corp.	13,972	267
	Webster Financial Corp.	4,673	265
	MGIC Investment Corp.	17,876	263
	Carlyle Group Inc.	5,995	262
	Erie Indemnity Co. Class A	1,286	259
	Interactive Brokers Group Inc. Class A	3,834	258
	FNB Corp.	18,930	254
	United Bankshares Inc.	6,132	253
	Hanover Insurance Group Inc.	1,808	252
	New Residential Investment Corp.	23,619	250
	Lazard Ltd. Class A	5,224	246
	Kemper Corp.	3,197	239
	UMB Financial Corp.	2,462	238
	Community Bank System Inc.	2,918	237
	OneMain Holdings Inc.	4,051	234
	Axis Capital Holdings Ltd.	4,351	233
	Blackstone Mortgage Trust Inc. Class A	7,054	226
	Wintrust Financial Corp.	2,816	226
	Selective Insurance Group Inc.	2,990	225
	RLI Corp.	2,126	224
	Hancock Whitney Corp.	4,421	219
*	Credit Acceptance Corp.	488	218
	Radian Group Inc.	9,352	218

		Shares	Market Value ($000)
*	Brighthouse Financial Inc.	4,381	213
	BankUnited Inc.	4,420	211
	Houlihan Lokey Inc. Class A	2,704	203
	Home BancShares Inc.	7,296	200
	Pacific Premier Bancorp Inc.	4,346	200
	Associated Banc-Corp.	8,580	197
	First Hawaiian Inc.	6,967	196
	CNO Financial Group Inc.	7,266	193
	Assured Guaranty Ltd.	4,024	192
	ServisFirst Bancshares Inc.	2,753	191
	Cathay General Bancorp	4,552	190
	Bank of Hawaii Corp.	2,100	188
	Ameris Bancorp	3,396	187
	White Mountains Insurance Group Ltd.	155	185
	Eastern Bankshares Inc.	8,246	185
	Investors Bancorp Inc.	12,368	184
	Independent Bank Group Inc.	2,329	183
	FirstCash Inc.	2,221	177
	Kinsale Capital Group Inc.	1,051	175
	Old National Bancorp	8,828	168
	Navient Corp.	9,166	167
*	Texas Capital Bancshares Inc.	2,414	166
*	Enstar Group Ltd.	651	165
*	Cannae Holdings Inc.	4,458	160
	Simmons First National Corp. Class A	5,239	160
*	Lemonade Inc.	1,747	158
	Federated Hermes Inc.	4,942	157
	Towne Bank	4,891	157
	Atlantic Union Bankshares Corp.	3,728	153
	Chimera Investment Corp.	10,826	153
	Artisan Partners Asset Management Inc. Class A	2,929	150
	Hamilton Lane Inc. Class A	1,651	149
	Walker & Dunlop Inc.	1,452	147
	BOK Financial Corp.	1,604	146
	Moelis & Co. Class A	2,716	146
	Columbia Banking System Inc.	3,370	145
	Santander Consumer USA Holdings Inc.	3,816	145
	BancorpSouth Bank	4,614	141
*	Mr Cooper Group Inc.	4,089	141
	American Equity Investment Life Holding Co.	4,598	140
	PennyMac Financial Services Inc.	2,218	139
*	Trupanion Inc.	1,538	139
	CVB Financial Corp.	6,220	138
	Hope Bancorp Inc.	8,765	134
	Cadence BanCorp. Class A	5,950	133
	First Midwest Bancorp Inc.	6,340	133
	First Bancorp. (XNYS)	10,265	131
	Banner Corp.	2,206	129
	Fulton Financial Corp.	7,456	129
	United Community Banks Inc.	3,719	129
	Independent Bank Corp. (XNGS)	1,562	127
*	Axos Financial Inc.	2,668	126
	Veritex Holdings Inc.	3,575	126
	WSFS Financial Corp.	2,368	126
	International Bancshares Corp.	2,682	124
	Washington Federal Inc.	3,672	122
	Flagstar Bancorp Inc.	2,590	119
	WesBanco Inc.	3,070	119

		Shares	Market Value ($000)
	First Merchants Corp.	2,543	118
	Hilltop Holdings Inc.	3,172	118
	Northwest Bancshares Inc.	8,300	118
	Renasant Corp.	2,662	118
	Virtus Investment Partners Inc.	419	118
	First Financial Bancorp	4,536	116
	Two Harbors Investment Corp.	16,129	116
	Arbor Realty Trust Inc.	6,295	115
*	NMI Holdings Inc. Class A	4,742	115
*	LendingTree Inc.	553	114
	Apollo Commercial Real Estate Finance Inc.	7,233	113
	First Busey Corp.	4,160	111
*	Silvergate Capital Corp. Class A	999	111
*	Genworth Financial Inc. Class A	25,961	109
	Piper Sandler Cos.	856	109
	S&T Bancorp Inc.	3,171	108
	First Commonwealth Financial Corp.	6,953	105
	PennyMac Mortgage Investment Trust	5,342	105
	Trustmark Corp.	3,033	102
	Provident Financial Services Inc.	4,013	101
	Westamerica BanCorp.	1,587	100
*,1	Upstart Holdings Inc.	672	100
	NBT Bancorp Inc.	2,535	99
	Virtu Financial Inc. Class A	3,255	99
	Bank of NT Butterfield & Son Ltd.	2,604	99
	Rocket Cos. Inc. Class A	5,617	99
	Live Oak Bancshares Inc.	1,614	98
*	Triumph Bancorp Inc.	1,157	97
	BGC Partners Inc. Class A	15,851	94
	MFA Financial Inc.	21,431	94
	Park National Corp.	743	94
	Sandy Spring Bancorp Inc.	2,021	94
	Stewart Information Services Corp.	1,549	93
*	Focus Financial Partners Inc. Class A	1,821	92
	Univest Financial Corp.	3,128	91
	Eagle Bancorp Inc.	1,567	90
*	Seacoast Banking Corp. of Florida	2,424	90
	Cohen & Steers Inc.	1,198	88
	Brookline Bancorp Inc.	5,189	87
*	eHealth Inc.	1,313	86
	1st Source Corp.	1,743	86
	Great Western Bancorp Inc.	2,564	86
	PJT Partners Inc. Class A	1,187	86
	Meta Financial Group Inc.	1,609	85
	Washington Trust Bancorp Inc.	1,550	85
	First Interstate BancSystem Inc. Class A	1,780	84
	Lakeland Bancorp Inc.	4,410	84
*	PRA Group Inc.	2,151	84
	Mercury General Corp.	1,290	82
	Argo Group International Holdings Ltd.	1,523	82
	Heartland Financial USA Inc.	1,623	81
*	Palomar Holdings Inc.	1,087	79
	Horace Mann Educators Corp.	1,940	77
	New York Mortgage Trust Inc.	16,988	77
	Capitol Federal Financial Inc.	5,725	74
	Lakeland Financial Corp.	1,201	74
	B Riley Financial Inc.	992	73
	Brightsphere Investment Group Inc.	3,102	69

		Shares	Market Value ($000)
	Community Trust Bancorp Inc.	1,548	68
*	Encore Capital Group Inc.	1,447	67
	Camden National Corp.	1,396	66
	CNA Financial Corp.	1,363	65
	Employers Holdings Inc.	1,505	64
	Goosehead Insurance Inc. Class A	711	64
	iStar Inc.	3,794	64
	Southside Bancshares Inc.	1,499	64
	Ellington Financial Inc.	3,335	63
	TriCo Bancshares	1,316	63
	ARMOUR Residential REIT Inc.	5,143	62
	BancFirst Corp.	893	62
	FB Financial Corp.	1,448	61
	OceanFirst Financial Corp.	2,768	61
	ProAssurance Corp.	2,514	61
	Redwood Trust Inc.	5,487	61
	Broadmark Realty Capital Inc.	5,930	61
	AMERISAFE Inc.	911	60
	First Bancorp.	1,362	60
	Stock Yards Bancorp Inc.	1,117	60
	Berkshire Hills Bancorp Inc.	2,113	59
	Boston Private Financial Holdings Inc.	3,878	59
*	Enova International Inc.	1,566	59
	Nelnet Inc. Class A	787	59
*	LendingClub Corp.	3,768	58
	Safety Insurance Group Inc.	685	58
	Ladder Capital Corp. Class A	4,899	57
	Dime Community Bancshares Inc.	1,638	57
*	Bancorp Inc.	2,287	55
	City Holding Co.	688	55
	Enterprise Financial Services Corp.	1,114	55
	OFG Bancorp	2,276	55
	Peoples Bancorp Inc.	1,687	55
	Tompkins Financial Corp.	662	54
	Premier Financial Corp.	1,756	54
	Horizon Bancorp Inc.	2,800	52
	National Bank Holdings Corp. Class A	1,324	52
	Northfield Bancorp Inc.	3,088	52
*	BRP Group Inc. Class A	2,118	52
	American National Group Inc.	347	52
*	StoneX Group Inc.	763	52
*	Coinbase Global Inc. Class A	221	52
*	Customers Bancorp Inc.	1,339	51
	TFS Financial Corp.	2,317	51
	Cowen Inc. Class A	1,261	50
	Ready Capital Corp.	3,261	50
	Heritage Financial Corp.	1,699	49
	James River Group Holdings Ltd.	1,417	49
	ConnectOne Bancorp Inc.	1,728	48
	German American Bancorp Inc.	1,148	48
	HomeStreet Inc.	1,062	48
	Meridian Bancorp Inc.	2,159	48
	Origin Bancorp Inc.	1,095	48
	Kearny Financial Corp.	3,594	47
	Independent Bank Corp.	1,961	46
	Bryn Mawr Bank Corp.	943	45
	Preferred Bank	659	45
	First Foundation Inc.	1,730	43

		Shares	Market Value ($000)
	Invesco Mortgage Capital Inc.	12,638	43
	Cambridge Bancorp	485	42
	Harbornone Bancorp Inc.	2,803	42
	TPG RE Finance Trust Inc.	3,218	42
	Arrow Financial Corp.	1,100	41
	Federal Agricultural Mortgage Corp. Class C	408	41
	WisdomTree Investments Inc.	6,122	41
*	World Acceptance Corp.	252	40
	StepStone Group Inc. Class A	1,268	40
*	Blucora Inc.	2,180	38
*	Columbia Financial Inc.	2,156	38
	Macatawa Bank Corp.	3,934	38
	National Western Life Group Inc. Class A	153	37
*	SiriusPoint Ltd.	3,510	37
	Allegiance Bancshares Inc.	898	36
	Banc of California Inc.	2,056	36
	Central Pacific Financial Corp.	1,299	36
*	CrossFirst Bankshares Inc.	2,441	36
	Altabancorp	757	35
	Dynex Capital Inc.	1,722	34
	Granite Point Mortgage Trust Inc.	2,392	34
	TrustCo Bank Corp. NY	874	34
*	MBIA Inc.	3,342	33
	Orchid Island Capital Inc.	6,117	33
	QCR Holdings Inc.	682	33
*	Ambac Financial Group Inc.	2,089	32
*	Nicolet Bankshares Inc.	409	32
	Byline Bancorp Inc.	1,322	31
*	MoneyGram International Inc.	3,115	31
	Ellington Residential Mortgage REIT	2,528	31
*	Atlantic Capital Bancshares Inc.	1,057	30
	First Bancorp Inc. (XNMS)	776	30
*	Watford Holdings Ltd.	871	30
	First Business Financial Services Inc.	1,051	29
	First Mid Bancshares Inc.	671	29
	Flushing Financial Corp.	1,232	29
	Peapack-Gladstone Financial Corp.	879	29
*	GoHealth Inc. Class A	2,531	29
	Capstead Mortgage Corp.	4,295	28
	First Financial Corp.	616	28
	Midland States Bancorp Inc.	979	27
*	TriState Capital Holdings Inc.	1,170	27
	First of Long Island Corp.	1,149	26
	Mercantile Bank Corp.	812	26
	United Fire Group Inc.	856	26
	CBTX Inc.	837	25
	Diamond Hill Investment Group Inc.	144	25
	KKR Real Estate Finance Trust Inc.	1,156	25
	HCI Group Inc.	293	24
	Bank of Marin Bancorp	672	23
	Hanmi Financial Corp.	1,100	23
	Oppenheimer Holdings Inc. Class A	466	23
*	Amerant Bancorp Inc.	925	22
*	Equity Bancshares Inc. Class A	671	22
	Financial Institutions Inc.	688	22
	First Community Bankshares Inc.	719	22
	Heritage Commerce Corp.	1,890	22
	Republic Bancorp Inc. Class A	475	22

		Shares	Market Value ($000)
	Banco Latinoamericano de Comercio Exterior SA Class E	1,469	22
	Sculptor Capital Management Inc. Class A	839	22
	Alerus Financial Corp.	672	22
	Bar Harbor Bankshares	685	21
	Farmers National Banc Corp.	1,180	21
	MVB Financial Corp.	495	21
*	Professional Holding Corp. Class A	1,126	21
	Independence Holding Co.	445	20
	West BanCorp. Inc	714	20
	Bank First Corp.	266	19
*	Bridgewater Bancshares Inc.	1,097	19
	Great Southern Bancorp Inc.	343	19
	HomeTrust Bancshares Inc.	686	19
	Old Second Bancorp Inc.	1,349	19
	RBB Bancorp	793	19
	Sierra Bancorp	691	19
	Universal Insurance Holdings Inc.	1,363	19
*	Oportun Financial Corp.	992	19
*	Trean Insurance Group Inc.	1,155	19
*	Metropolitan Bank Holding Corp.	284	18
	Waterstone Financial Inc.	890	18
*	Southern First Bancshares Inc.	344	18
*	Assetmark Financial Holdings Inc.	635	17
	Capital City Bank Group Inc.	627	17
	Hingham Institution for Savings	57	17
	Merchants Bancorp	390	17
	MidWestOne Financial Group Inc.	533	17
	Regional Management Corp.	367	17
	Southern Missouri Bancorp Inc.	377	17
*	EZCorp. Inc. Class A	2,205	16
*	Carter Bankshares Inc.	1,037	16
	American National Bankshares Inc.	443	15
	Business First Bancshares Inc.	603	15
	CNB Financial Corp.	633	15
	Central Valley Community Bancorp	714	15
	Century Bancorp Inc. Class A	129	15
	Civista Bancshares Inc.	636	15
	Guaranty Bancshares Inc.	398	15
	Spirit of Texas Bancshares Inc.	662	15
	State Auto Financial Corp.	782	15
	Enterprise Bancorp Inc.	409	14
	First Choice Bancorp	428	14
	First Internet Bancorp	401	14
	First Northwest Bancorp	763	14
	Greenhill & Co. Inc.	808	14
	Home Bancorp Inc.	368	14
	Northrim BanCorp Inc.	322	14
	PCSB Financial Corp.	778	14
	Peoples Financial Services Corp.	314	14
*	Select Bancorp Inc.	975	14
	Capstar Financial Holdings Inc.	632	14
	Primis Financial Corp.	966	14
	FS Bancorp Inc.	180	13
	First Bancorp Inc. (XNGS)	411	13
	First Bank	979	13
	Orrstown Financial Services Inc.	508	13
	Reliant Bancorp Inc.	442	13
	SmartFinancial Inc.	526	13

		Shares	Market Value ($000)
	Metrocity Bankshares Inc.	735	13
	Red River Bancshares Inc.	231	13
	Bank of Commerce Holdings	843	12
*	BayCom Corp.	651	12
	Citizens & Northern Corp.	489	12
	Curo Group Holdings Corp.	734	12
	Summit Financial Group Inc.	505	12
*	Coastal Financial Corp.	380	12
*	Citizens Inc. Class A	2,096	11
	Heritage Insurance Holdings Inc.	1,286	11
*	Howard Bancorp Inc.	678	11
	Investar Holding Corp.	488	11
	Investors Title Co.	63	11
	Luther Burbank Corp.	906	11
*	NI Holdings Inc.	592	11
	Parke Bancorp Inc.	511	11
	Penns Woods Bancorp Inc.	410	11
	Premier Financial Bancorp Inc.	586	11
	Protective Insurance Corp. Class B	471	11
	Tiptree Inc.	1,054	11
*	Greenlight Capital Re Ltd. Class A	1,163	11
	South Plains Financial Inc.	474	11
	Standard AVB Financial Corp.	333	11
*	California BanCorp.	570	11
	County Bancorp Inc.	384	10
	Farmers & Merchants Bancorp Inc.	476	10
	Great Ajax Corp.	814	10
	LCNB Corp.	543	10
	Marlin Business Services Corp.	429	10
	National Bankshares Inc.	273	10
	Northeast Bank	343	10
	Shore Bancshares Inc.	590	10
	Western New England Bancorp Inc.	1,132	10
	Timberland Bancorp Inc.	344	10
*	Capital Bancorp Inc.	468	10
	SB Financial Group Inc.	526	10
	BCB Bancorp Inc.	642	9
	Bank of Princeton	298	9
	Bankwell Financial Group Inc.	312	9
	Community Bankers Trust Corp.	1,001	9
*	FVCBankcorp Inc.	527	9
	Middlefield Banc Corp.	394	9
	PCB Bancorp	536	9
	Territorial Bancorp Inc.	350	9
	Richmond Mutual BanCorp. Inc.	588	9
	Amalgamated Financial Corp.	558	9
	Chemung Financial Corp.	161	8
	Community Financial Corp.	215	8
	Crawford & Co. Class A	861	8
	Evans Bancorp Inc.	221	8
	Pzena Investment Management Inc. Class A	726	8
*	Republic First Bancorp Inc.	1,992	8
	Unity Bancorp Inc.	326	8
	Westwood Holdings Group Inc.	419	8
	ACNB Corp.	271	8
	ChoiceOne Financial Services Inc.	328	8
	HBT Financial Inc.	424	8
	Hawthorn Bancshares Inc.	329	8

		Shares	Market Value ($000)
	Level One Bancorp Inc.	280	8
	Mackinac Financial Corp.	389	8
	Ames National Corp.	326	8
	Colony Bankcorp Inc.	410	8
	C&F Financial Corp.	149	7
	Codorus Valley Bancorp Inc.	381	7
	Donegal Group Inc. Class A	470	7
	ESSA Bancorp Inc.	428	7
	Norwood Financial Corp.	274	7
	Riverview Bancorp Inc.	953	7
	Western Asset Mortgage Capital Corp.	2,083	7
	FNCB Bancorp Inc.	938	7
	Fidelity D&D Bancorp Inc.	119	7
*	MainStreet Bancshares Inc.	318	7
	Mid Penn Bancorp Inc.	259	7
	OP Bancorp	676	7
	Provident Bancorp Inc.	389	7
	Citizens Holding Co.	348	7
*	Arlington Asset Investment Corp. Class A	1,511	6
	GAMCO Investors Inc. Class A	224	6
	Peoples Bancorp of North Carolina Inc.	222	6
	Provident Financial Holdings Inc.	318	6
	Prudential Bancorp Inc.	401	6
*	Safeguard Scientifics Inc.	794	6
	United Security Bancshares	683	6
*	Pioneer Bancorp Inc.	500	6
	First Capital Inc.	139	6
*	MMA Capital Holdings Inc.	215	6
	Oak Valley Bancorp	316	6
	Silvercrest Asset Management Group Inc. Class A	407	6
	Ohio Valley Banc Corp.	205	5
	United Insurance Holdings Corp.	914	5
	Auburn National BanCorp Inc.	143	5
	Franklin Financial Services Corp.	177	5
	First Guaranty Bancshares Inc.	218	4
*	Ponce de Leon Federal Bank	273	4
*	Sterling Bancorp Inc.	879	4
*	Esquire Financial Holdings Inc.	174	4
*	ProSight Global Inc.	306	4
	FedNat Holding Co.	541	3
	Bank7 Corp.	100	2
*,2	BM Technologies Inc. (Acquired 12/17/20, Cost $3)	206	2
*	Oscar Health Inc. Class A	92	2
			258,653
Health Care (12.8%)
	Johnson & Johnson	136,281	23,066
	UnitedHealth Group Inc.	48,772	20,090
	Pfizer Inc.	287,673	11,142
	Abbott Laboratories	89,340	10,422
	AbbVie Inc.	91,080	10,310
	Merck & Co. Inc.	130,719	9,920
	Thermo Fisher Scientific Inc.	20,400	9,578
	Medtronic plc	69,310	8,774
	Eli Lilly & Co.	43,621	8,713
	Danaher Corp.	32,389	8,296
	Bristol-Myers Squibb Co.	117,056	7,693
	Amgen Inc.	30,077	7,157
	Anthem Inc.	12,851	5,118

		Shares	Market Value ($000)
*	Intuitive Surgical Inc.	5,978	5,035
	Cigna Corp.	17,752	4,595
	Stryker Corp.	17,928	4,576
	Zoetis Inc.	24,537	4,335
	Gilead Sciences Inc.	64,742	4,280
	Becton Dickinson and Co.	14,930	3,611
*	Boston Scientific Corp.	73,738	3,138
*	Illumina Inc.	7,629	3,095
*	Edwards Lifesciences Corp.	31,787	3,048
	HCA Healthcare Inc.	13,726	2,948
	Humana Inc.	6,647	2,909
*	Vertex Pharmaceuticals Inc.	13,381	2,792
*	Moderna Inc.	14,693	2,718
*	Regeneron Pharmaceuticals Inc.	4,987	2,506
*	IDEXX Laboratories Inc.	4,329	2,416
*	IQVIA Holdings Inc.	9,868	2,370
*	Align Technology Inc.	4,014	2,369
*	Centene Corp.	29,606	2,179
	Agilent Technologies Inc.	15,770	2,178
	Baxter International Inc.	26,358	2,165
*	Biogen Inc.	7,830	2,094
*	Veeva Systems Inc. Class A	6,981	2,034
*	Alexion Pharmaceuticals Inc.	10,936	1,931
	Zimmer Biomet Holdings Inc.	10,715	1,804
*	DexCom Inc.	4,739	1,751
	ResMed Inc.	7,384	1,520
*	Laboratory Corp. of America Holdings	4,990	1,370
	West Pharmaceutical Services Inc.	3,772	1,311
	Cerner Corp.	15,650	1,225
*	Novocure Ltd.	5,234	1,068
*	Seagen Inc.	6,543	1,016
	Cooper Cos. Inc.	2,510	988
	Teleflex Inc.	2,393	962
	Viatris Inc.	62,434	951
*	Horizon Therapeutics plc	10,059	922
*	Insulet Corp.	3,378	911
	Quest Diagnostics Inc.	6,889	907
*	Alnylam Pharmaceuticals Inc.	6,217	883
*	Catalent Inc.	8,406	881
	Cardinal Health Inc.	15,089	846
*	Charles River Laboratories International Inc.	2,498	844
*	Elanco Animal Health Inc. (XNYS)	23,291	838
*	Exact Sciences Corp.	7,582	838
*	Hologic Inc.	13,214	833
	Bio-Techne Corp.	2,007	831
*	Teladoc Health Inc.	5,515	830
	PerkinElmer Inc.	5,716	829
	STERIS plc	4,332	827
*	Avantor Inc.	25,486	819
*	Incyte Corp.	9,702	813
*	Molina Healthcare Inc.	3,026	761
	DENTSPLY SIRONA Inc.	11,286	755
*	BioMarin Pharmaceutical Inc.	9,323	721
	Royalty Pharma plc Class A	16,622	667
*	Bio-Rad Laboratories Inc. Class A	1,088	655
*	ABIOMED Inc.	2,282	649
	Universal Health Services Inc. Class B	3,823	610
*	QIAGEN NV	11,588	572

		Shares	Market Value ($000)
*	PRA Health Sciences Inc.	3,321	568
*	Henry Schein Inc.	7,405	563
*	Masimo Corp.	2,535	547
*	Jazz Pharmaceuticals plc	3,022	538
*	10X Genomics Inc. Class A	2,936	528
*	Guardant Health Inc.	4,189	520
*	Repligen Corp.	2,795	510
*	Novavax Inc.	3,165	467
*	DaVita Inc.	3,812	458
*	Neurocrine Biosciences Inc.	4,750	457
	Encompass Health Corp.	5,172	444
*	Penumbra Inc.	1,703	424
*	Amedisys Inc.	1,632	422
*	United Therapeutics Corp.	2,206	410
*	Syneos Health Inc.	4,453	391
	Chemed Corp.	792	389
*	PPD Inc.	8,235	380
	Hill-Rom Holdings Inc.	3,405	379
*	Arrowhead Pharmaceuticals Inc.	5,145	374
*	Acceleron Pharma Inc.	2,812	368
	Bruker Corp.	5,248	364
*	Envista Holdings Corp.	8,343	364
*	Tenet Healthcare Corp.	5,321	356
*	Exelixis Inc.	15,724	355
*	Natera Inc.	3,773	355
*	STAAR Surgical Co.	2,431	355
*	HealthEquity Inc.	4,094	340
*	Mirati Therapeutics Inc.	2,140	338
*	Ultragenyx Pharmaceutical Inc.	3,280	334
	Perrigo Co. plc	7,149	330
*	LHC Group Inc.	1,561	307
*	Oak Street Health Inc.	5,014	303
*	Omnicell Inc.	2,151	299
*	Acadia Healthcare Co. Inc.	4,558	293
*	Fate Therapeutics Inc.	3,781	290
*	Halozyme Therapeutics Inc.	6,961	288
*	Sarepta Therapeutics Inc.	3,762	285
*	Globus Medical Inc. Class A	3,926	283
*	Bridgebio Pharma Inc.	4,763	282
*	Shockwave Medical Inc.	1,568	282
*	Ionis Pharmaceuticals Inc.	7,226	269
*	Tandem Diabetes Care Inc.	3,156	269
*	Nevro Corp.	1,745	263
*	Inspire Medical Systems Inc.	1,346	262
*	Blueprint Medicines Corp.	2,846	260
*	Integra LifeSciences Holdings Corp.	3,657	253
*	Twist Bioscience Corp.	2,350	252
*	Neogen Corp.	2,689	248
*	Pacific Biosciences of California Inc.	9,087	246
*	Medpace Holdings Inc.	1,440	241
	Select Medical Holdings Corp.	5,885	236
*	Quidel Corp.	1,898	224
*	CareDx Inc.	2,767	222
*	Intellia Therapeutics Inc.	2,930	220
*	NeoGenomics Inc.	5,370	220
*	Denali Therapeutics Inc.	3,445	219
	Ensign Group Inc.	2,636	219
*	Livanova plc	2,601	217

		Shares	Market Value ($000)
	Premier Inc. Class A	6,501	215
*	TG Therapeutics Inc.	6,161	215
*	ICU Medical Inc.	1,019	212
	CONMED Corp.	1,480	204
*	Biohaven Pharmaceutical Holding Co. Ltd.	2,343	204
*	Alkermes plc	8,511	193
*	Sage Therapeutics Inc.	2,726	190
*	NuVasive Inc.	2,774	189
*	AtriCure Inc.	2,448	183
*	Agios Pharmaceuticals Inc.	3,233	180
*	Merit Medical Systems Inc.	2,943	178
*	Reata Pharmaceuticals Inc. Class A	1,295	177
*	Invitae Corp.	6,078	175
*	Arena Pharmaceuticals Inc.	2,793	171
*	Apellis Pharmaceuticals Inc.	2,994	169
*	Integer Holdings Corp.	1,816	164
	Owens & Minor Inc.	3,664	164
*	Cantel Medical Corp.	2,003	163
*	Maravai LifeSciences Holdings Inc. Class A	4,341	163
*	Glaukos Corp.	2,204	162
*	Beam Therapeutics Inc.	2,057	161
*	BioCryst Pharmaceuticals Inc.	9,997	158
*	Nektar Therapeutics Class A	8,577	155
*	Adaptive Biotechnologies Corp.	3,900	147
*	Haemonetics Corp.	2,563	145
	Patterson Cos. Inc.	4,457	145
*	Emergent BioSolutions Inc.	2,366	144
*	1Life Healthcare Inc.	3,876	143
*	Pacira BioSciences Inc.	2,337	142
*	Intra-Cellular Therapies Inc.	3,535	139
*	Allakos Inc.	1,356	138
*	Kodiak Sciences Inc.	1,644	137
*	Veracyte Inc.	3,447	135
*	R1 RCM Inc.	5,783	134
*	Arvinas Inc.	1,831	133
*	Prestige Consumer Healthcare Inc.	2,644	132
*	Iovance Biotherapeutics Inc.	6,939	129
*	NanoString Technologies Inc.	2,321	129
*	Vericel Corp.	2,283	129
*	Turning Point Therapeutics Inc.	1,919	127
*	Global Blood Therapeutics Inc.	3,272	126
*	MEDNAX Inc.	3,915	125
*	ACADIA Pharmaceuticals Inc.	5,401	121
*	Amicus Therapeutics Inc.	13,071	121
*	Insmed Inc.	4,932	121
	Healthcare Services Group Inc.	3,939	118
*	Magellan Health Inc.	1,250	118
*	Editas Medicine Inc. Class A	3,438	117
*	PTC Therapeutics Inc.	2,979	117
*	Corcept Therapeutics Inc.	5,393	116
*	Vir Biotechnology Inc.	2,710	114
*	Inovalon Holdings Inc. Class A	3,573	112
*	iRhythm Technologies Inc.	1,453	110
*	SpringWorks Therapeutics Inc.	1,285	105
*	Xencor Inc.	2,669	103
*	Sorrento Therapeutics Inc.	13,578	102
*	Avanos Medical Inc.	2,488	100
*	Dicerna Pharmaceuticals Inc.	3,059	100

		Shares	Market Value ($000)
*	FibroGen Inc.	4,641	99
*	Bluebird Bio Inc.	3,103	97
*	AdaptHealth Corp. Class A	3,694	97
*	Myriad Genetics Inc.	3,348	96
*	ModivCare Inc.	651	96
*	Sotera Health Co.	3,900	94
*	REGENXBIO Inc.	2,623	93
*	Zentalis Pharmaceuticals Inc.	1,664	93
*	MacroGenics Inc.	2,860	92
*	Karuna Therapeutics Inc.	824	92
*	Cassava Sciences Inc.	1,710	92
*	Ortho Clinical Diagnostics Holdings plc Class H	4,365	90
*	Cardiovascular Systems Inc.	2,243	88
*	Revance Therapeutics Inc.	2,934	87
	U.S. Physical Therapy Inc.	745	87
*	Axsome Therapeutics Inc.	1,395	85
*	Axonics Inc.	1,472	85
*	Health Catalyst Inc.	1,589	85
*	Supernus Pharmaceuticals Inc.	2,858	85
*	Phreesia Inc.	1,707	85
*	Ironwood Pharmaceuticals Inc. Class A	7,192	83
*	Ligand Pharmaceuticals Inc.	702	83
*	OPKO Health Inc.	21,673	83
*	Option Care Health Inc.	4,517	83
*	Progyny Inc.	1,276	82
*	Generation Bio Co.	2,405	82
*	Accolade Inc.	1,591	80
*	Surgery Partners Inc.	1,345	79
*	Addus HomeCare Corp.	791	76
*	Allogene Therapeutics Inc.	2,964	76
	Luminex Corp.	2,046	75
*	Inari Medical Inc.	858	75
*	CryoLife Inc.	2,580	74
*	Cytokinetics Inc.	3,399	74
*	Lantheus Holdings Inc.	3,064	74
*	Rocket Pharmaceuticals Inc.	1,701	72
*	Endo International plc	12,258	72
*	Relay Therapeutics Inc.	2,222	71
*	Silk Road Medical Inc.	1,434	70
*	Kura Oncology Inc.	3,091	69
*	Certara Inc.	2,629	69
*	Evolent Health Inc. Class A	3,469	67
*	Inovio Pharmaceuticals Inc.	8,915	67
*	Protagonist Therapeutics Inc.	1,904	67
*	MannKind Corp.	14,776	65
*	Translate Bio Inc.	3,599	65
*	Applied Molecular Transport Inc.	1,351	65
*	Heska Corp.	325	64
*	Affimed NV	7,165	64
*	ImmunoGen Inc.	10,244	63
*	Seres Therapeutics Inc.	3,003	63
*	Sangamo Therapeutics Inc.	5,721	62
*	REVOLUTION Medicines Inc.	2,084	62
*	Berkeley Lights Inc.	1,435	62
*	Arcus Biosciences Inc.	2,407	60
*	Codexis Inc.	2,950	60
*	Deciphera Pharmaceuticals Inc.	1,768	60
*	Quanterix Corp.	1,138	59

		Shares	Market Value ($000)
*	Tivity Health Inc.	2,236	59
*	Avid Bioservices Inc.	2,709	58
*	Brookdale Senior Living Inc.	8,562	58
*	ALX Oncology Holdings Inc.	1,022	58
*	Heron Therapeutics Inc.	4,321	57
*	OptimizeRx Corp.	1,161	57
*	Replimune Group Inc.	1,456	57
*	Community Health Systems Inc.	3,913	56
*	Castle Biosciences Inc.	939	56
*	Ocular Therapeutix Inc.	3,809	55
*	Prothena Corp. plc	1,885	55
*	Atara Biotherapeutics Inc.	3,841	52
*	Inogen Inc.	838	52
*	Fulgent Genetics Inc.	697	52
*	CorVel Corp.	411	51
*	RadNet Inc.	1,918	51
*	Avidity Biosciences Inc.	2,140	51
*	Cerus Corp.	8,581	50
*	Y-mAbs Therapeutics Inc.	1,373	49
*	Dynavax Technologies Corp.	5,886	48
*	Madrigal Pharmaceuticals Inc.	426	48
*	Collegium Pharmaceutical Inc.	1,906	46
*	Zogenix Inc.	2,601	46
*	Tabula Rasa HealthCare Inc.	1,050	45
*	Tactile Systems Technology Inc.	830	45
*	Krystal Biotech Inc.	671	44
*	Orthofix Medical Inc.	1,073	44
*	Meridian Bioscience Inc.	2,085	43
*	Forma Therapeutics Holdings Inc.	1,542	43
*	Hanger Inc.	1,623	42
*	Joint Corp.	594	42
*	NextGen Healthcare Inc.	2,543	42
*	Omeros Corp.	2,780	42
*	Varex Imaging Corp.	1,680	42
*	Alector Inc.	2,349	42
*	Travere Thrapeutics Inc.	2,798	42
	Atrion Corp.	66	41
	National HealthCare Corp.	566	41
*	Natus Medical Inc.	1,539	41
*	Radius Health Inc.	2,103	41
*	Vanda Pharmaceuticals Inc.	2,328	41
*	Nurix Therapeutics Inc.	1,478	41
*	AngioDynamics Inc.	1,731	40
*	Innoviva Inc.	3,003	40
*	SI-BONE Inc.	1,332	40
*	Keros Therapeutics Inc.	742	40
*	Vaxcyte Inc.	1,897	40
*	CEL-SCI Corp.	1,835	39
*	Coherus Biosciences Inc.	2,959	39
*	Enanta Pharmaceuticals Inc.	802	39
*	OraSure Technologies Inc.	4,020	39
*	PetIQ Inc. Class A	948	39
*	Spectrum Pharmaceuticals Inc.	11,158	39
*	Pennant Group Inc.	1,148	39
*	Apollo Medical Holdings Inc.	1,098	38
*	Rubius Therapeutics Inc.	1,548	38
*	Albireo Pharma Inc.	1,150	38
*	Anavex Life Sciences Corp.	2,953	37

		Shares	Market Value ($000)
*	Epizyme Inc.	4,528	37
*	ViewRay Inc.	6,280	37
*	Pliant Therapeutics Inc.	1,228	37
*	Sana Biotechnology Inc.	1,742	37
*	Alphatec Holdings Inc.	2,455	36
*	IVERIC bio Inc.	5,157	36
	LeMaitre Vascular Inc.	712	36
*	Theravance Biopharma Inc.	2,064	36
*	Allovir Inc.	1,543	36
*	G1 Therapeutics Inc.	1,590	35
*	KalVista Pharmaceuticals Inc.	1,302	35
*	Mersana Therapeutics Inc.	2,429	35
*	Morphic Holding Inc.	691	34
*	ORIC Pharmaceuticals Inc.	1,488	34
*	Kymera Therapeutics Inc.	714	34
*	Outset Medical Inc.	710	34
*	Aerie Pharmaceuticals Inc.	1,995	33
*	Karyopharm Therapeutics Inc.	3,592	33
	National Research Corp.	694	33
*	OrthoPediatrics Corp.	581	33
*	Rhythm Pharmaceuticals Inc.	1,683	33
*	Scholar Rock Holding Corp.	1,237	33
*	Verastem Inc.	8,439	33
*	Arcturus Therapeutics Holdings Inc.	1,132	33
*	Amphastar Pharmaceuticals Inc.	1,665	32
*	ZIOPHARM Oncology Inc.	10,480	32
*	Organogenesis Holdings Inc. Class A	1,812	32
*	American Well Corp. Class A	2,589	32
*	Pulmonx Corp.	744	32
*	Signify Health Inc. Class A	1,255	32
*	Amneal Pharmaceuticals Inc.	5,436	31
*	Surmodics Inc.	593	31
*	Cortexyme Inc.	757	31
*	Arcutis Biotherapeutics Inc.	1,162	31
*	Agenus Inc.	7,076	30
*	Axogen Inc.	1,495	30
*	Cara Therapeutics Inc.	2,229	30
*	HealthStream Inc.	1,152	30
*	Rigel Pharmaceuticals Inc.	8,116	30
*	SeaSpine Holdings Corp.	1,492	30
*	TransMedics Group Inc.	1,174	30
*	PMV Pharmaceuticals Inc.	869	30
*	C4 Therapeutics Inc.	807	30
*	Antares Pharma Inc.	7,322	29
*	BioLife Solutions Inc.	869	29
*	Sutro Biopharma Inc.	1,534	29
*	TCR2 Therapeutics Inc.	1,507	29
*	VBI Vaccines Inc.	9,019	29
*	Immunovant Inc.	1,925	29
*	AnaptysBio Inc.	1,171	28
*	Anika Therapeutics Inc.	605	28
*	Constellation Pharmaceuticals Inc.	1,397	28
*	Kadmon Holdings Inc.	7,163	28
*	Precision BioSciences Inc.	2,657	28
*	ChemoCentryx Inc.	2,616	27
*	Stoke Therapeutics Inc.	690	27
*	Annexon Inc.	1,291	27
*	Cullinan Oncology Inc.	911	27

		Shares	Market Value ($000)
*	Ardelyx Inc.	3,643	26
*	Syndax Pharmaceuticals Inc.	1,428	26
*	Triple-S Management Corp. Class B	1,021	26
*	Orgenesis Inc.	5,293	26
*	PAVmed Inc.	4,977	26
*	Aspira Women's Health Inc.	4,649	26
*	Poseida Therapeutics Inc.	3,098	26
*	Seer Inc. Class A	894	26
*	BioAtla Inc.	605	26
*	Cutera Inc.	661	25
*	Esperion Therapeutics Inc.	1,261	25
	Phibro Animal Health Corp. Class A	875	25
*	IGM Biosciences Inc.	340	25
*	Akouos Inc.	1,890	25
*	Dyne Therapeutics Inc.	1,318	25
*	Aligos Therapeutics Inc.	904	25
*	ImmunityBio Inc.	1,407	25
*	Catalyst Pharmaceuticals Inc.	4,325	24
*	Chimerix Inc.	3,077	24
*	Intersect ENT Inc.	1,362	24
*	Personalis Inc.	1,076	24
*	Dermtech Inc.	591	24
*	Precigen Inc.	3,604	24
*	iBio Inc.	16,667	24
*	Marinus Pharmaceuticals Inc.	1,419	24
*	Kronos Bio Inc.	990	24
*	Akebia Therapeutics Inc.	6,557	23
*	Crinetics Pharmaceuticals Inc.	1,310	23
*	Gossamer Bio Inc.	2,672	23
*	Intercept Pharmaceuticals Inc.	1,404	23
*	TherapeuticsMD Inc.	18,746	23
*	Relmada Therapeutics Inc.	678	23
*	Nkarta Inc.	952	23
*	Passage Bio Inc.	1,666	22
*	Shattuck Labs Inc.	825	22
*	Fluidigm Corp.	3,605	21
*	Athira Pharma Inc.	1,060	21
*	Cue Biopharma Inc.	1,361	20
*	Harvard Bioscience Inc.	2,837	20
*	Misonix Inc.	1,025	20
*	Prelude Therapeutics Inc.	577	20
*	Adverum Biotechnologies Inc.	5,352	19
*	Vapotherm Inc.	935	19
*	Tarsus Pharmaceuticals Inc.	579	19
*	Kinnate Biopharma Inc.	814	19
*	908 Devices Inc.	454	19
*	Athenex Inc.	3,771	18
*	ChromaDex Corp.	2,116	18
*	Clovis Oncology Inc.	3,582	18
	Computer Programs and Systems Inc.	548	18
*	iCAD Inc.	1,085	18
*	Stereotaxis Inc.	2,249	18
*	Inozyme Pharma Inc.	1,090	18
*	Phathom Pharmaceuticals Inc.	495	18
*,1	Vaxart Inc.	2,757	18
*	Eargo Inc.	521	18
*	Athersys Inc.	9,892	17
*	Eagle Pharmaceuticals Inc.	434	17

		Shares	Market Value ($000)
*	Oncocyte Corp.	3,773	17
*	SIGA Technologies Inc.	2,399	17
*	UFP Technologies Inc.	307	17
*	Harpoon Therapeutics Inc.	838	17
*	Bioxcel Therapeutics Inc.	511	17
*	NGM Biopharmaceuticals Inc.	1,121	17
*	Black Diamond Therapeutics Inc.	1,293	17
*	iTeos Therapeutics Inc.	805	17
*	Olema Pharmaceuticals Inc.	613	17
*	Atea Pharmaceuticals Inc.	810	17
*	Silverback Therapeutics Inc.	618	17
*	Vor BioPharma Inc.	826	17
*	Accuray Inc.	3,840	16
*	Apyx Medical Corp.	1,669	16
*	Durect Corp.	9,795	16
*	MEI Pharma Inc.	5,586	16
*	Provention Bio Inc.	2,073	16
*	Syros Pharmaceuticals Inc.	2,419	16
*	Viking Therapeutics Inc.	3,013	16
*	Akero Therapeutics Inc.	612	16
*	CorMedix Inc.	2,097	15
*	Selecta Biosciences Inc.	3,410	15
*	UroGen Pharma Ltd.	873	15
*	Neoleukin Therapeutics Inc.	1,448	15
*	Inhibrx Inc.	727	15
*	Avrobio Inc.	1,510	14
*	BioDelivery Sciences International Inc.	3,889	14
*	CytomX Therapeutics Inc.	2,012	14
*	Flexion Therapeutics Inc.	1,640	14
*	Galectin Therapeutics Inc.	3,622	14
*	Geron Corp. (XNGS)	10,083	14
*	Harrow Health Inc.	1,565	14
*	Puma Biotechnology Inc.	1,334	14
*	ANI Pharmaceuticals Inc.	414	14
*	InfuSystem Holdings Inc.	747	14
*	Harmony Biosciences Holdings Inc.	423	14
*	Praxis Precision Medicines Inc.	728	14
*	Aeglea BioTherapeutics Inc.	1,968	13
*	Cymabay Therapeutics Inc.	3,124	13
*	Kindred Biosciences Inc.	2,745	13
*	Paratek Pharmaceuticals Inc.	1,534	13
	Utah Medical Products Inc.	147	13
*	Zynex Inc.	854	13
*	Acutus Medical Inc.	810	13
*	Viemed Healthcare Inc.	1,687	13
*	Quotient Ltd.	3,068	13
*	Taysha Gene Therapies Inc.	560	13
*	CytoSorbents Corp.	1,520	12
*	Fortress Biotech Inc.	3,086	12
*	Invacare Corp.	1,478	12
*	Magenta Therapeutics Inc.	975	12
*	Molecular Templates Inc.	1,371	12
*	Sientra Inc.	1,785	12
*	Kiniksa Pharmaceuticals Ltd. Class A	914	12
*	Applied Therapeutics Inc.	641	12
*	Frequency Therapeutics Inc.	1,391	12
*	Ideaya Biosciences Inc.	608	12
*	Ontrak Inc.	390	12

		Shares	Market Value ($000)
*	Apria Inc.	403	12
*	Checkpoint Therapeutics Inc.	4,248	11
*	Evolus Inc.	992	11
*	Gritstone bio Inc.	1,201	11
*	Homology Medicines Inc.	1,719	11
*	Kala Pharmaceuticals Inc.	1,970	11
*	XOMA Corp.	380	11
*	Atreca Inc. Class A	1,229	11
*	Evelo Biosciences Inc.	837	11
*	Pulse Biosciences Inc.	634	11
*	89bio Inc.	585	11
*	Retractable Technologies Inc.	1,215	11
*	Chinook Therapeutics Inc.	656	11
*	Oncorus Inc.	637	11
*	Bolt Biotherapeutics Inc.	602	11
*	Accelerate Diagnostics Inc.	1,288	10
*	Co-Diagnostics Inc.	1,277	10
*	XBiotech Inc.	564	10
*	MeiraGTx Holdings plc	709	10
*	Rapt Therapeutics Inc.	540	10
*	Talis Biomedical Corp.	1,034	10
*	Calithera Biosciences Inc.	3,933	9
*	Ovid therapeutics Inc.	2,115	9
*	Genprex Inc.	2,416	9
*	Terns Pharmaceuticals Inc.	504	9
*	Corbus Pharmaceuticals Holdings Inc.	3,693	8
*	Eiger BioPharmaceuticals Inc.	1,066	8
*	Lexicon Pharmaceuticals Inc.	1,895	8
*	MediciNova Inc.	1,779	8
*	Milestone Scientific Inc.	3,664	8
*	Spero Therapeutics Inc.	571	8
*	Hookipa Pharma Inc.	473	8
*	Kezar Life Sciences Inc.	1,334	8
*	VolitionRX Ltd.	2,272	8
*	Fennec Pharmaceuticals Inc.	1,081	8
*	4D Molecular Therapeutics Inc.	310	8
*	Aytu BioPharma Inc.	1,495	8
*	FONAR Corp.	401	7
*	IntriCon Corp.	309	7
*	iRadimed Corp.	262	7
*	WaVe Life Sciences Ltd.	1,067	7
*	Pieris Pharmaceuticals Inc.	2,101	7
*	Abeona Therapeutics Inc.	3,472	6
*	AcelRx Pharmaceuticals Inc.	4,174	6
*	Assembly Biosciences Inc.	1,559	6
*	Catalyst Biosciences Inc.	1,396	6
*	Chiasma Inc.	1,438	6
*	Enzo Biochem Inc.	1,946	6
*	Jounce Therapeutics Inc.	739	6
*	Lannett Co. Inc.	1,456	6
*	Tricida Inc.	1,382	6
*	UNITY Biotechnology Inc.	1,287	6
*	Verrica Pharmaceuticals Inc.	542	6
*	Beyond Air Inc.	1,225	6
*	Electromed Inc.	591	6
*	Soliton Inc.	247	6
*	Tyme Technologies Inc.	3,607	6
*	Aquestive Therapeutics Inc.	1,672	6

		Shares	Market Value ($000)
*	BeyondSpring Inc.	550	6
*	Tela Bio Inc.	442	6
*	Sigilon Therapeutics Inc.	548	6
*	Alignment Healthcare Inc.	232	6
*	Mustang Bio Inc.	1,545	5
*	X4 Pharmaceuticals Inc.	556	5
*	Agile Therapeutics Inc.	3,401	5
*	BrainStorm Cell Therapeutics Inc.	1,363	5
*	Exicure Inc.	3,202	5
*	NantHealth Inc.	1,762	5
*	NextCure Inc.	646	5
*	Repro-Med Systems Inc.	1,258	5
*	ContraFect Corp.	1,126	5
*	Cabaletta Bio Inc.	430	5
*	Oyster Point Pharma Inc.	251	5
*	Fulcrum Therapeutics Inc.	548	5
*	Applied Genetic Technologies Corp.	1,291	5
*	Surgalign Holdings Inc.	2,555	5
*	Strongbridge Biopharma plc	2,024	5
*	Neubase Therapeutics Inc.	926	5
*	Aptinyx Inc. Class A	2,161	5
*	VYNE Therapeutics Inc.	1,379	5
*	agilon health Inc.	141	5
*	Aveanna Healthcare Holdings Inc.	463	5
*	CASI Pharmaceuticals Inc.	2,498	4
*	Concert Pharmaceuticals Inc.	1,051	4
*	Dyadic International Inc.	1,031	4
*	GlycoMimetics Inc.	1,587	4
*	La Jolla Pharmaceutical Co.	991	4
*	Marker Therapeutics Inc.	1,413	4
*	Minerva Neurosciences Inc.	1,384	4
*	Savara Inc.	2,429	4
*	Voyager Therapeutics Inc.	1,055	4
*	Xeris Pharmaceuticals Inc.	1,237	4
*	ADMA Biologics Inc.	2,351	4
*,3	Tobira Therapeutics Inc. CVR	937	4
*	Cidara Therapeutics Inc.	2,198	4
*	Nymox Pharmaceutical Corp.	2,641	4
*	Edgewise Therapeutics Inc.	139	4
*	Privia Health Group Inc.	128	4
*	Aravive Inc.	626	3
*	BioSig Technologies Inc.	888	3
*	Cyclerion Therapeutics Inc.	1,008	3
*	Enochian Biosciences Inc.	621	3
*	Optinose Inc.	1,002	3
*	Solid Biosciences Inc.	911	3
*	Kaleido Biosciences Inc.	358	3
*	Satsuma Pharmaceuticals Inc.	560	3
*	Mirum Pharmaceuticals Inc.	211	3
*	Liquidia Corp.	1,138	3
*	Exagen Inc.	194	3
*	Cerecor Inc.	1,001	3
*	Lensar Inc.	420	3
*	Design Therapeutics Inc.	116	3
*	Prometheus Biosciences Inc.	115	3
*	Treace Medical Concepts, Inc.	95	3
*	Eloxx Pharmaceuticals Inc.	1,114	2
*	Odonate Therapeutics Inc.	544	2

		Shares	Market Value ($000)
*	Recro Pharma Inc.	800	2
*	Rockwell Medical Inc.	2,346	2
*	Catabasis Pharmaceuticals Inc.	1,204	2
*	LogicBio Therapeutics Inc.	357	2
*	Osmotica Pharmaceuticals plc	519	2
*	IMARA Inc.	253	2
*	Codiak Biosciences Inc.	78	2
*	NexImmune Inc.	100	2
*	Innovage Holding Corp.	101	2
*	Akoya Biosciences Inc.	77	2
*	Agiliti Inc.	77	2
*	Day One Biopharmaceuticals Inc.	77	2
*	Evofem Biosciences Inc.	1,322	1
*,3	Alder Biopharmaceuticals Inc. CVR	1,247	1
*	Aprea Therapeutics Inc.	294	1
*	Foghorn Therapeutics Inc.	90	1
*	Spruce Biosciences Inc.	75	1
*	Angion Biomedica Corp.	70	1
*	Decibel Therapeutics Inc.	60	1
*	Landos Biopharma Inc.	69	1
*	Ikena Oncology Inc.	71	1
*	Impel Neuropharma Inc.	89	1
*	Rain Therapeutics Inc.	73	1
*	Reneo Pharmaceuticals Inc.	68	1
*	Singular Genomics Systems Inc.	47	1
*	Talaris Therapeutics Inc.	75	1
*,3	Elanco Animal Health Inc.	1,951	—
*,3	Synergy Pharmaceuticals Inc.	12,927	—
*	Progenity Inc.	82	—
*,3	Progenics Pharmaceuticals Inc. CVR	4,323	—
*,3	Omthera Pharmaceutical CVR	152	—
*	Graybug Vision Inc.	118	—
			282,884
Industrials (14.4%)
	Visa Inc. Class A	87,202	19,821
	Mastercard Inc. Class A	45,593	16,440
*	PayPal Holdings Inc.	60,787	15,806
	Accenture plc Class A	32,936	9,293
	Honeywell International Inc.	36,277	8,377
	United Parcel Service Inc. Class B	37,029	7,946
	Union Pacific Corp.	34,611	7,778
*	Boeing Co.	27,590	6,815
	Caterpillar Inc.	27,973	6,744
	Raytheon Technologies Corp.	73,571	6,526
	General Electric Co.	449,009	6,313
	3M Co.	29,073	5,903
	American Express Co.	33,668	5,391
	Deere & Co.	14,657	5,293
	Lockheed Martin Corp.	12,788	4,888
	Fidelity National Information Services Inc.	31,923	4,756
	Automatic Data Processing Inc.	22,246	4,361
*	Square Inc. Class A	19,130	4,257
	FedEx Corp.	12,681	3,992
	CSX Corp.	39,466	3,951
	Capital One Financial Corp.	23,321	3,750
	Illinois Tool Works Inc.	16,157	3,745
	Norfolk Southern Corp.	13,013	3,655
	Sherwin-Williams Co.	12,778	3,623

		Shares	Market Value ($000)
*	Fiserv Inc.	30,417	3,504
	Eaton Corp. plc	20,662	3,001
	Global Payments Inc.	15,352	2,974
	Northrop Grumman Corp.	8,067	2,951
	Emerson Electric Co.	30,741	2,942
	Johnson Controls International plc	37,502	2,495
	General Dynamics Corp.	13,086	2,485
	L3Harris Technologies Inc.	10,787	2,352
	DuPont de Nemours Inc.	27,675	2,341
	Trane Technologies plc	12,274	2,288
	PPG Industries Inc.	12,163	2,186
	IHS Markit Ltd.	20,438	2,152
	Carrier Global Corp.	44,590	2,048
	Parker-Hannifin Corp.	6,641	2,046
	Cummins Inc.	7,577	1,949
*	TransDigm Group Inc.	2,720	1,765
	Stanley Black & Decker Inc.	7,971	1,728
	Paychex Inc.	16,462	1,665
	Otis Worldwide Corp.	20,987	1,644
	AMETEK Inc.	11,902	1,608
	Cintas Corp.	4,548	1,608
	Rockwell Automation Inc.	6,080	1,603
	PACCAR Inc.	17,454	1,598
*	Mettler-Toledo International Inc.	1,201	1,562
	Equifax Inc.	6,236	1,466
	Synchrony Financial	30,141	1,429
	Verisk Analytics Inc. Class A	8,175	1,413
	Kansas City Southern	4,660	1,387
*	Keysight Technologies Inc.	9,618	1,369
	Ball Corp.	16,409	1,348
*	Zebra Technologies Corp. Class A	2,696	1,340
	Old Dominion Freight Line Inc.	5,021	1,333
	Vulcan Materials Co.	6,778	1,243
*	United Rentals Inc.	3,702	1,236
*	FleetCor Technologies Inc.	4,244	1,165
	Martin Marietta Materials Inc.	3,183	1,158
	Dover Corp.	7,395	1,113
	Fortive Corp.	15,334	1,112
	Expeditors International of Washington Inc.	8,706	1,094
	Xylem Inc.	9,253	1,093
	WW Grainger Inc.	2,274	1,051
	TransUnion	9,815	1,050
*	Generac Holdings Inc.	3,191	1,049
*	Waters Corp.	3,166	1,020
*	Teledyne Technologies Inc.	2,376	997
*	Trimble Inc.	12,796	995
	Amcor plc	81,308	959
	Jacobs Engineering Group Inc.	6,645	944
*	Ingersoll Rand Inc.	17,797	883
	IDEX Corp.	3,888	866
	Textron Inc.	11,713	802
	Masco Corp.	13,233	798
	Westrock Co.	13,304	776
	Westinghouse Air Brake Technologies Corp.	9,299	770
	JB Hunt Transport Services Inc.	4,343	745
*	Fair Isaac Corp.	1,448	733
	Fortune Brands Home & Security Inc.	7,027	725
*	Howmet Aerospace Inc.	20,317	721

		Shares	Market Value ($000)
	Packaging Corp. of America	4,809	715
	Snap-on Inc.	2,790	710
	Quanta Services Inc.	7,419	707
	Cognex Corp.	8,834	701
	Crown Holdings Inc.	6,696	691
*	XPO Logistics Inc.	4,673	687
*	StoneCo. Ltd. Class A	10,382	685
	Allegion plc	4,743	666
	CH Robinson Worldwide Inc.	6,840	664
	Nordson Corp.	2,957	656
	Graco Inc.	8,516	645
*	Mohawk Industries Inc.	2,998	632
	Lennox International Inc.	1,770	619
	Toro Co.	5,530	614
	RPM International Inc.	6,532	611
	Jack Henry & Associates Inc.	3,910	603
	HEICO Corp. Class A	4,532	600
	Booz Allen Hamilton Holding Corp. Class A	6,995	594
	Owens Corning	5,554	592
	Pentair plc	8,483	585
*	Trex Co. Inc.	5,931	578
*	Bill.Com Holdings Inc.	3,772	562
	Carlisle Cos. Inc.	2,762	531
	MKS Instruments Inc.	2,810	529
	Hubbell Inc. Class B	2,752	525
	Western Union Co.	21,306	521
	Robert Half International Inc.	5,682	505
	AptarGroup Inc.	3,340	492
	Watsco Inc.	1,685	491
	A O Smith Corp.	6,830	485
*	Sensata Technologies Holding plc	8,003	476
*	Builders FirstSource Inc.	10,594	472
*	Berry Global Group Inc.	6,898	471
*	AECOM	7,182	467
*	Middleby Corp.	2,828	465
	Oshkosh Corp.	3,483	458
*	Axon Enterprise Inc.	3,234	455
	Sealed Air Corp.	7,990	454
	Genpact Ltd.	9,723	445
*	WEX Inc.	2,251	441
	AGCO Corp.	3,173	439
	Huntington Ingalls Industries Inc.	2,026	438
	ITT Inc.	4,435	416
	Brunswick Corp.	3,998	409
	Donaldson Co. Inc.	6,473	399
*	Euronet Worldwide Inc.	2,588	387
	Louisiana-Pacific Corp.	5,649	380
	Lincoln Electric Holdings Inc.	2,925	376
	ManpowerGroup Inc.	3,070	371
	Woodward Inc.	2,848	362
*	Axalta Coating Systems Ltd.	10,827	351
	MDU Resources Group Inc.	10,279	346
	Sonoco Products Co.	5,111	345
	EMCOR Group Inc.	2,723	343
	Acuity Brands Inc.	1,816	337
*	MasTec Inc.	2,890	336
*	Paylocity Holding Corp.	1,951	331
	Landstar System Inc.	1,929	329

		Shares	Market Value ($000)
*	Coherent Inc.	1,246	327
*	TopBuild Corp.	1,649	327
	Advanced Drainage Systems Inc.	2,873	326
	Tetra Tech Inc.	2,720	325
	Eagle Materials Inc.	2,181	320
	MSA Safety Inc.	1,872	315
	BWX Technologies Inc.	4,975	311
	Rexnord Corp.	6,210	310
	KBR Inc.	7,555	308
	Littelfuse Inc.	1,176	307
	Knight-Swift Transportation Holdings Inc.	6,411	306
	CoreLogic Inc.	3,829	304
*	Saia Inc.	1,309	301
	Alliance Data Systems Corp.	2,475	300
	Regal Beloit Corp.	2,071	295
	Maximus Inc.	3,171	294
	Flowserve Corp.	6,655	282
*	WESCO International Inc.	2,592	276
*	Chart Industries Inc.	1,873	273
*	ASGN Inc.	2,627	271
*	Vontier Corp.	7,707	270
	Spirit AeroSystems Holdings Inc. Class A	5,461	269
*	WillScot Mobile Mini Holdings Corp.	9,248	268
	Curtiss-Wright Corp.	2,107	264
	Armstrong World Industries Inc.	2,450	261
	Air Lease Corp. Class A	5,511	259
*	Colfax Corp.	5,847	258
	HEICO Corp.	1,825	256
	Valmont Industries Inc.	1,029	255
	nVent Electric plc	7,700	251
*	FTI Consulting Inc.	1,817	250
	Simpson Manufacturing Co. Inc.	2,223	250
	Allison Transmission Holdings Inc.	5,875	249
	Crane Co.	2,554	244
	Exponent Inc.	2,650	242
	Graphic Packaging Holding Co.	13,564	240
	John Bean Technologies Corp.	1,594	230
	Ryder System Inc.	2,792	228
*	ACI Worldwide Inc.	5,873	225
*	Resideo Technologies Inc.	7,372	220
	Altra Industrial Motion Corp.	3,285	216
	EnerSys	2,290	216
	MSC Industrial Direct Co. Inc. Class A	2,288	216
*	AMN Healthcare Services Inc.	2,435	216
*	Itron Inc.	2,181	208
*	Summit Materials Inc. Class A	5,865	204
*	AZEK Co. Inc. Class A	4,678	204
	Franklin Electric Co. Inc.	2,423	203
*	Kirby Corp.	3,113	203
	Applied Industrial Technologies Inc.	1,963	192
	Brink's Co.	2,547	192
	UniFirst Corp.	859	190
	Aerojet Rocketdyne Holdings Inc.	3,855	187
*	Atkore Inc.	2,403	186
*	Mercury Systems Inc.	2,787	182
	GATX Corp.	1,839	181
	Watts Water Technologies Inc. Class A	1,332	181
	Silgan Holdings Inc.	4,241	179

		Shares	Market Value ($000)
*	ExlService Holdings Inc.	1,714	175
	ABM Industries Inc.	3,492	174
*	Allegheny Technologies Inc.	7,062	173
	HB Fuller Co.	2,487	172
	Korn Ferry	2,625	172
	Triton International Ltd.	3,152	171
*	Beacon Roofing Supply Inc.	3,006	170
	Comfort Systems USA Inc.	2,030	168
	Kennametal Inc.	4,488	168
	Terex Corp.	3,216	168
	Insperity Inc.	1,780	164
	Hillenbrand Inc.	3,581	163
*	Masonite International Corp.	1,343	161
*	Kratos Defense & Security Solutions Inc.	6,323	158
	Albany International Corp. Class A	1,752	157
*	TriNet Group Inc.	2,079	157
*	Welbilt Inc.	6,370	157
*,4	API Group Corp.	7,242	153
	Badger Meter Inc.	1,574	150
*	O-I Glass Inc.	8,088	149
	Federal Signal Corp.	3,458	147
	AAON Inc.	2,206	146
	Werner Enterprises Inc.	3,000	144
*	Gibraltar Industries Inc.	1,773	141
	Matson Inc.	2,182	141
	Macquarie Infrastructure Corp.	3,975	139
	Moog Inc. Class A	1,545	139
	SPX FLOW Inc.	2,021	139
	Installed Building Products Inc.	1,158	137
*	Hub Group Inc. Class A	1,942	136
*	Fluor Corp.	7,188	133
	ManTech International Corp. Class A	1,534	133
	Forward Air Corp.	1,338	130
*	Herc Holdings Inc.	1,127	130
	Trinity Industries Inc.	4,689	130
	Brady Corp. Class A	2,248	129
*	SPX Corp.	2,067	129
	Barnes Group Inc.	2,401	128
*	Dycom Industries Inc.	1,698	127
	EVERTEC Inc.	2,883	126
*	JELD-WEN Holding Inc.	4,455	125
*	Proto Labs Inc.	1,399	125
*	AeroVironment Inc.	1,123	123
	Helios Technologies Inc.	1,728	123
	Belden Inc.	2,343	119
	Maxar Technologies Inc.	3,782	118
*	Bloom Energy Corp. Class A	4,819	116
	Kadant Inc.	690	116
	ESCO Technologies Inc.	1,215	115
	Deluxe Corp.	2,453	112
*	Navistar International Corp.	2,512	111
	TTEC Holdings Inc.	1,026	111
*,1	Virgin Galactic Holdings Inc.	3,550	111
*	CryoPort Inc.	1,929	108
*	OSI Systems Inc.	1,106	107
	Granite Construction Inc.	2,628	106
	Patrick Industries Inc.	1,242	106
	Mueller Water Products Inc. Class A	7,244	105

		Shares	Market Value ($000)
*	CBIZ Inc.	3,126	104
	Lindsay Corp.	630	104
	Enerpac Tool Group Corp. Class A	3,734	102
*	GMS Inc.	2,189	100
*	Green Dot Corp. Class A	2,455	100
*	PGT Innovations Inc.	4,116	99
	McGrath RentCorp.	1,140	98
	EnPro Industries Inc.	1,042	96
*	Verra Mobility Corp. Class A	6,755	96
	Encore Wire Corp.	1,157	95
*	Sykes Enterprises Inc.	2,256	95
*	Vicor Corp.	1,039	94
	ArcBest Corp.	1,190	93
	Astec Industries Inc.	1,340	92
	Schneider National Inc. Class B	3,774	92
*	Atlas Air Worldwide Holdings Inc.	1,214	91
	Otter Tail Corp.	1,887	91
*	Meritor Inc.	3,467	90
*	Cimpress plc	910	90
*	Air Transport Services Group Inc.	3,568	89
	ADT Inc.	8,453	87
	CSW Industrials Inc.	688	84
*	Ferro Corp.	3,883	84
*	Textainer Group Holdings Ltd.	2,442	82
	Primoris Services Corp.	2,517	80
*	Repay Holdings Corp. Class A	3,430	78
	ICF International Inc.	872	77
	AZZ Inc.	1,414	76
	Greif Inc. Class B	1,262	75
*	FARO Technologies Inc.	966	73
	Raven Industries Inc.	1,647	73
*	Gates Industrial Corp. plc	4,010	73
*	Evo Payments Inc. Class A	2,441	70
	Kaman Corp.	1,307	70
	Tennant Co.	842	70
*	TriMas Corp.	2,153	70
	Alamo Group Inc.	450	69
*	Huron Consulting Group Inc.	1,255	69
*	American Woodmark Corp.	788	68
	Greenbrier Cos. Inc.	1,488	66
	Griffon Corp.	2,505	66
*	Cardtronics plc Class A	1,708	66
*	AAR Corp.	1,570	66
*	MYR Group Inc.	730	64
	Shyft Group Inc.	1,625	63
	Scorpio Tankers Inc.	2,705	61
*	Conduent Inc.	7,860	60
*	Vivint Smart Home Inc.	4,313	60
*	Montrose Environmental Group Inc.	1,158	58
	H&E Equipment Services Inc.	1,513	57
	Greif Inc. Class A	910	56
	Kforce Inc.	899	56
	Standex International Corp.	562	56
	Mesa Laboratories Inc.	222	55
	Columbus McKinnon Corp.	1,069	54
	Heartland Express Inc.	2,622	48
*	TrueBlue Inc.	1,778	48
	Frontline Ltd.	5,663	48

		Shares	Market Value ($000)
	SFL Corp. Ltd.	5,559	48
	Marten Transport Ltd.	2,727	47
*	Veritiv Corp.	762	47
	Apogee Enterprises Inc.	1,177	45
	Douglas Dynamics Inc.	1,028	45
*	Echo Global Logistics Inc.	1,313	45
	Myers Industries Inc.	2,054	45
*	NV5 Global Inc.	481	44
*	Triumph Group Inc.	2,299	44
*	U.S. Concrete Inc.	771	44
*	Great Lakes Dredge & Dock Corp.	2,813	41
	Quanex Building Products Corp.	1,526	41
*,1	Workhorse Group Inc.	4,382	41
*	Manitowoc Co. Inc.	1,566	40
*	Construction Partners Inc. Class A	1,213	39
*	Modine Manufacturing Co.	2,245	39
*	Donnelley Financial Solutions Inc.	1,291	38
	Heidrick & Struggles International Inc.	885	38
*	Kelly Services Inc. Class A	1,494	38
	Wabash National Corp.	2,381	38
*	Dorian LPG Ltd.	2,700	38
	Chase Corp.	336	36
*	Cornerstone Building Brands Inc.	2,074	35
	Hyster-Yale Materials Handling Inc.	469	35
*	SP Plus Corp.	1,068	35
*	CIRCOR International Inc.	903	34
*	Forterra Inc.	1,444	34
*	I3 Verticals Inc. Class A	1,054	33
*	International Money Express Inc.	2,143	33
	Argan Inc.	655	32
*	BrightView Holdings Inc.	1,832	32
*	Energy Recovery Inc.	1,662	32
*	Lydall Inc.	872	32
*	Ranpak Holdings Corp. Class A	1,459	32
	Pactiv Evergreen Inc.	2,153	32
	Cass Information Systems Inc.	669	31
	DHT Holdings Inc.	4,903	31
	CAI International Inc.	709	30
	Insteel Industries Inc.	854	30
*	Ducommun Inc.	513	28
	Gorman-Rupp Co.	790	28
*	Tutor Perini Corp.	1,778	28
*	Sterling Construction Co. Inc.	1,217	27
*	Thermon Group Holdings Inc.	1,534	27
*	Vectrus Inc.	527	27
	Luxfer Holdings plc	1,163	27
	Barrett Business Services Inc.	343	26
	CRA International Inc.	313	26
*	Cross Country Healthcare Inc.	1,644	26
	Ennis Inc.	1,239	26
*	Napco Security Technologies Inc.	810	26
*	REV Group Inc.	1,390	26
*	Titan Machinery Inc.	818	25
*	Aspen Aerogels Inc.	1,187	24
	National Presto Industries Inc.	241	24
	Costamare Inc.	2,282	24
	Miller Industries Inc.	548	23
	International Seaways Inc.	1,133	23

		Shares	Market Value ($000)
*	PAE Inc.	2,862	23
*	DXP Enterprises Inc.	725	22
*	Forrester Research Inc.	522	22
	Ardagh Group SA	885	22
	Nordic American Tankers Ltd.	6,160	21
*	ExOne Co.	988	21
	Resources Connection Inc.	1,356	20
*	Blue Bird Corp.	687	18
*	GreenSky Inc. Class A	3,136	18
*	IES Holdings Inc.	339	18
	Kronos Worldwide Inc.	1,086	18
	VSE Corp.	369	18
	Allied Motion Technologies Inc.	477	17
*	Astronics Corp.	1,006	17
*	ShotSpotter Inc.	423	17
*	Transcat Inc.	315	17
*	Willdan Group Inc.	461	17
	Caesarstone Ltd.	1,004	17
*	Luna Innovations Inc.	1,629	17
	Park-Ohio Holdings Corp.	406	15
*	Vishay Precision Group Inc.	454	15
*	Atlanticus Holdings Corp.	386	15
*	Hayward Holdings Inc.	580	15
*	Iteris Inc.	1,854	14
	Powell Industries Inc.	401	14
	U.S. Lime & Minerals Inc.	102	14
*	Franklin Covey Co.	415	13
	LSI Industries Inc.	1,412	13
	Park Aerospace Corp.	830	13
*	Radiant Logistics Inc.	1,707	13
	Genco Shipping & Trading Ltd.	831	13
*	Eagle Bulk Shipping Inc.	267	13
*	Acacia Research Corp.	2,278	12
*	Daseke Inc.	1,655	12
*	Lawson Products Inc.	194	12
*	Team Inc.	1,463	12
*	Covenant Logistics Group Inc. Class A	501	11
*	U.S. Xpress Enterprises Inc. Class A	991	11
*	Willis Lease Finance Corp.	253	11
	Hurco Cos. Inc.	306	11
*	CECO Environmental Corp.	1,327	10
*	GP Strategies Corp.	588	10
*	HC2 Holdings Inc.	2,609	10
*	Information Services Group Inc.	1,668	10
	Preformed Line Products Co.	141	10
	Universal Logistics Holdings Inc.	391	10
*	Diamond S Shipping Inc.	978	10
*	Diversey Holdings Ltd.	604	10
*	L B Foster Co. Class A	495	9
*	Mistras Group Inc.	907	9
*	PFSweb Inc.	1,198	9
*	Safe Bulkers Inc.	2,359	9
*	DHI Group Inc.	2,292	7
*	Overseas Shipholding Group Inc. Class A	3,028	7
	Graham Corp.	452	7
*	Mayville Engineering Co. Inc.	367	7
*	Concrete Pumping Holdings Inc.	795	6
*	EVI Industries Inc.	183	6

		Shares	Market Value ($000)
*	ServiceSource International Inc.	5,054	6
*	Target Hospitality Corp.	1,517	6
*	StarTek Inc.	936	6
*	Ardmore Shipping Corp.	1,377	6
*	Gencor Industries Inc.	426	5
*	Paysign Inc.	1,416	5
*	Quad/Graphics Inc.	1,561	5
*	Wrap Technologies Inc.	558	5
*	Alpha Pro Tech Ltd.	604	5
	BGSF Inc.	449	5
	Eneti Inc.	250	5
*	Orion Energy Systems Inc.	583	4
*	PAM Transportation Services Inc.	68	4
*	Affirm Holdings Inc.	59	4
*	Ibex Ltd.	136	3
*	TuSimple Holdings Inc. Class A	42	2
			317,537
Other (0.0%)[5]
*,3	Aduro Biotech Inc.	656	1
*,3	Media General Inc. CVR	5,133	—
*,3	NewStar Financial Inc. CVR	943	—
			1
Real Estate (3.5%)
	American Tower Corp.	23,246	5,938
	Prologis Inc.	38,057	4,485
	Crown Castle International Corp.	21,515	4,077
	Equinix Inc.	4,582	3,376
	Public Storage	7,754	2,190
	Digital Realty Trust Inc.	14,443	2,189
	Simon Property Group Inc.	16,847	2,165
*	CoStar Group Inc.	2,011	1,717
	SBA Communications Corp. Class A	5,726	1,707
	Welltower Inc.	21,544	1,611
*	CBRE Group Inc. Class A	17,168	1,507
	AvalonBay Communities Inc.	7,255	1,501
	Equity Residential	18,973	1,469
	Weyerhaeuser Co.	38,634	1,467
	Realty Income Corp.	19,175	1,312
	Alexandria Real Estate Equities Inc.	6,965	1,242
	Ventas Inc.	19,227	1,066
	Invitation Homes Inc.	28,837	1,046
	Essex Property Trust Inc.	3,373	996
	Extra Space Storage Inc.	6,593	988
	Mid-America Apartment Communities Inc.	5,895	947
	Boston Properties Inc.	8,044	946
	Healthpeak Properties Inc.	27,715	925
	Sun Communities Inc.	5,432	909
	Duke Realty Corp.	18,777	872
	VICI Properties Inc.	27,665	861
*	Zillow Group Inc. Class C	6,473	759
	UDR Inc.	15,115	720
	WP Carey Inc.	8,858	668
	Iron Mountain Inc.	14,709	640
	Equity LifeStyle Properties Inc.	8,922	632
	Medical Properties Trust Inc.	29,718	629
*	Host Hotels & Resorts Inc.	35,716	613
	Camden Property Trust	4,846	608

		Shares	Market Value ($000)
	Regency Centers Corp.	8,657	559
	VEREIT Inc.	11,433	544
	American Homes 4 Rent Class A	14,171	539
*	Jones Lang LaSalle Inc.	2,648	536
	Gaming and Leisure Properties Inc.	11,282	523
*	Zillow Group Inc. Class A	4,254	503
	Lamar Advertising Co. Class A	4,474	469
	Americold Realty Trust	12,136	461
	CyrusOne Inc.	6,250	461
	Kimco Realty Corp.	21,204	452
	Federal Realty Investment Trust	3,885	444
	CubeSmart	9,861	432
	Omega Healthcare Investors Inc.	11,759	431
	STORE Capital Corp.	12,363	425
	Vornado Realty Trust	8,983	425
	Kilroy Realty Corp.	5,931	416
	National Retail Properties Inc.	8,902	413
	Life Storage Inc.	3,858	384
	Rexford Industrial Realty Inc.	6,669	368
	Apartment Income REIT Corp.	7,754	361
	Brixmor Property Group Inc.	15,296	347
	First Industrial Realty Trust Inc.	6,581	333
	American Campus Communities Inc.	6,938	327
	EastGroup Properties Inc.	2,038	322
	Healthcare Trust of America Inc. Class A	11,185	307
*	Redfin Corp.	5,036	297
	Douglas Emmett Inc.	8,499	295
	SL Green Realty Corp.	3,645	289
	STAG Industrial Inc.	8,046	287
	Cousins Properties Inc.	7,649	284
	Spirit Realty Capital Inc.	6,008	284
	Rayonier Inc.	6,807	260
*	Park Hotels & Resorts Inc.	11,961	249
	CoreSite Realty Corp.	2,047	248
	Agree Realty Corp.	3,355	236
	Hudson Pacific Properties Inc.	8,070	234
	Highwoods Properties Inc.	5,108	233
*	Howard Hughes Corp.	2,111	223
	QTS Realty Trust Inc. Class A	3,452	219
	Terreno Realty Corp.	3,437	219
	Healthcare Realty Trust Inc.	7,118	216
	PotlatchDeltic Corp.	3,580	216
	Innovative Industrial Properties Inc.	1,174	212
	Weingarten Realty Investors	6,392	209
	Physicians Realty Trust	11,396	207
*	Ryman Hospitality Properties Inc.	2,665	200
	JBG SMITH Properties	6,134	198
*	EPR Properties	3,885	191
	Lexington Realty Trust	14,943	185
	Sabra Health Care REIT Inc.	10,592	185
	Hannon Armstrong Sustainable Infrastructure Capital Inc.	3,687	181
*	Outfront Media Inc.	7,275	174
	Equity Commonwealth	6,295	173
*	Colony Capital Inc.	24,854	171
	Apple Hospitality REIT Inc.	10,613	168
	PS Business Parks Inc.	1,057	164
	Pebblebrook Hotel Trust	7,330	164
	Corporate Office Properties Trust	5,887	162

		Shares	Market Value ($000)
	Essential Properties Realty Trust Inc.	5,674	145
	National Storage Affiliates Trust	3,136	145
	National Health Investors Inc.	2,142	141
	Retail Properties of America Inc. Class A	11,014	133
	RLJ Lodging Trust	8,560	132
	SITE Centers Corp.	8,797	132
*	Sunstone Hotel Investors Inc.	10,444	131
	CareTrust REIT Inc.	5,384	125
	Retail Opportunity Investments Corp.	6,895	123
	Service Properties Trust	9,534	120
	Kennedy-Wilson Holdings Inc.	5,895	117
	Macerich Co.	7,330	117
	American Assets Trust Inc.	3,169	116
	Urban Edge Properties	6,015	116
	Brandywine Realty Trust	8,199	115
	Four Corners Property Trust Inc.	4,056	113
*	Xenia Hotels & Resorts Inc.	5,772	112
*	Cushman & Wakefield plc	5,817	111
	Piedmont Office Realty Trust Inc. Class A	5,891	109
*	Realogy Holdings Corp.	6,016	107
	Columbia Property Trust Inc.	6,083	106
	Uniti Group Inc.	9,597	104
	Washington REIT	4,361	103
	Paramount Group Inc.	9,220	101
*	DiamondRock Hospitality Co.	9,891	96
	Global Net Lease Inc.	4,822	94
	Acadia Realty Trust	4,242	92
	Easterly Government Properties Inc.	4,291	89
	Newmark Group Inc. Class A	6,762	87
*	eXp World Holdings Inc.	2,671	86
	Monmouth Real Estate Investment Corp.	4,582	86
	Kite Realty Group Trust	3,952	84
	Empire State Realty Trust Inc. Class A	7,007	83
	St. Joe Co.	1,749	82
	Tanger Factory Outlet Centers Inc.	4,337	76
	Independence Realty Trust Inc.	4,366	75
	Office Properties Income Trust	2,518	74
	Industrial Logistics Properties Trust	2,921	73
	LTC Properties Inc.	1,844	72
	Mack-Cali Realty Corp.	4,221	72
	Alexander & Baldwin Inc.	3,291	63
	Safehold Inc.	882	62
	NexPoint Residential Trust Inc.	1,185	61
	Centerspace	847	60
	Getty Realty Corp.	1,737	54
	Community Healthcare Trust Inc.	1,123	53
	Apartment Investment and Management Co. Class A	7,318	52
	Colony Credit Real Estate Inc.	5,331	50
	Broadstone Net Lease Inc.	2,249	49
*	CoreCivic Inc.	6,008	47
	American Finance Trust Inc.	5,075	46
	RPT Realty	3,620	46
*	Summit Hotel Properties Inc.	4,722	45
	Universal Health Realty Income Trust	653	45
	Global Medical REIT Inc.	2,982	43
	Diversified Healthcare Trust	11,531	42
	CatchMark Timber Trust Inc. Class A	3,413	41
	Gladstone Commercial Corp.	1,892	41

		Shares	Market Value ($000)
*	Marcus & Millichap Inc.	1,043	41
	Armada Hoffler Properties Inc.	2,600	35
	Brookfield Property REIT Inc. Class A	1,768	33
	UMH Properties Inc.	1,568	33
	Gladstone Land Corp.	1,380	32
	GEO Group Inc.	5,951	31
*	Chatham Lodging Trust	2,125	28
	City Office REIT Inc.	2,401	28
*	Rafael Holdings Inc. Class B	537	28
	Farmland Partners Inc.	2,203	27
	RMR Group Inc. Class A	701	27
	RE/MAX Holdings Inc. Class A	777	27
	Alexander's Inc.	97	26
*	Seritage Growth Properties Class A	1,533	26
	New Senior Investment Group Inc.	3,730	25
	Urstadt Biddle Properties Inc. Class A	1,341	25
	NETSTREIT Corp.	1,107	25
	Franklin Street Properties Corp.	4,706	24
	Saul Centers Inc.	532	24
	Preferred Apartment Communities Inc. Class A	2,190	21
*	CorePoint Lodging Inc.	1,878	20
	Ares Commercial Real Estate Corp.	1,219	19
*	FRP Holdings Inc.	329	19
	Plymouth Industrial REIT Inc.	930	18
*	Hersha Hospitality Trust Class A	1,621	17
	Whitestone REIT	1,982	16
	One Liberty Properties Inc.	605	15
	CTO Realty Growth Inc.	279	15
*	Forestar Group Inc.	603	14
*	Tejon Ranch Co.	938	14
	Retail Value Inc.	707	12
	CIM Commercial Trust Corp.	979	12
	Clipper Realty Inc.	1,390	11
	Indus Realty Trust Inc.	163	11
	Bluerock Residential Growth REIT Inc. Class A	1,054	10
	Alpine Income Property Trust Inc.	573	10
	BRT Apartments Corp.	474	9
*	Fathom Holdings Inc.	276	9
*	Vidler Water Resouces Inc.	831	9
*	Stratus Properties Inc.	299	8
	CorEnergy Infrastructure Trust Inc.	611	4
*	Maui Land & Pineapple Co. Inc.	334	4
*	Transcontinental Realty Investors Inc.	95	3
*	Avalon GloboCare Corp.	1,381	2
*	Altisource Portfolio Solutions SA	283	2
*	Compass Inc. Class A	60	1
			76,738
Technology (25.5%)
	Apple Inc.	818,807	102,032
	Microsoft Corp.	386,959	96,616
*	Facebook Inc. Class A	124,146	40,811
*	Alphabet Inc. Class A	15,484	36,493
*	Alphabet Inc. Class C	15,057	36,311
	NVIDIA Corp.	30,517	19,829
*	Adobe Inc.	24,860	12,544
	Intel Corp.	211,965	12,107
*	salesforce.com Inc.	45,348	10,797
	Broadcom Inc.	20,441	9,655

		Shares	Market Value ($000)
	Texas Instruments Inc.	47,466	9,010
	QUALCOMM Inc.	58,233	7,835
	Oracle Corp.	95,267	7,501
	International Business Machines Corp.	45,910	6,599
	Applied Materials Inc.	47,445	6,554
	Intuit Inc.	13,025	5,719
*	Advanced Micro Devices Inc.	61,763	4,946
*	Micron Technology Inc.	57,412	4,831
	Lam Research Corp.	7,392	4,804
*	ServiceNow Inc.	10,035	4,755
*	Autodesk Inc.	11,367	3,249
	Analog Devices Inc.	19,252	3,169
*	Zoom Video Communications Inc. Class A	9,014	2,988
	KLA Corp.	7,985	2,530
*	Twilio Inc. Class A	7,448	2,503
	Roper Technologies Inc.	5,368	2,416
*	Twitter Inc.	40,125	2,327
*	Workday Inc. Class A	9,309	2,129
*	Synopsys Inc.	7,941	2,020
	Amphenol Corp. Class A	30,013	2,019
	Microchip Technology Inc.	12,842	2,016
	Cognizant Technology Solutions Corp. Class A	27,612	1,976
	HP Inc.	66,911	1,956
	Marvell Technology Inc.	40,126	1,938
*	DocuSign Inc. Class A	9,327	1,881
*	Cadence Design Systems Inc.	14,182	1,801
*	Palo Alto Networks Inc.	4,880	1,773
*	Crowdstrike Holdings Inc. Class A	7,967	1,770
	Corning Inc.	38,581	1,683
*	Match Group Inc.	11,532	1,653
	Xilinx Inc.	12,574	1,597
*	Atlassian Corp. plc Class A	6,772	1,580
*	Fortinet Inc.	6,835	1,494
*	ANSYS Inc.	4,410	1,490
	Skyworks Solutions Inc.	8,458	1,438
	Maxim Integrated Products Inc.	13,618	1,389
*	Pinterest Inc. Class A	20,660	1,349
*	Okta Inc.	5,987	1,332
*	Dell Technologies Inc. Class C	13,418	1,324
*	EPAM Systems Inc.	2,737	1,307
	CDW Corp.	7,292	1,206
*	Western Digital Corp.	15,716	1,182
*	VeriSign Inc.	5,199	1,143
	Teradyne Inc.	8,501	1,125
*	Slack Technologies Inc. Class A	25,532	1,124
*	HubSpot Inc.	2,128	1,073
*	Qorvo Inc.	5,870	1,073
	Hewlett Packard Enterprise Co.	66,780	1,066
*	RingCentral Inc. Class A	4,057	1,065
*	Gartner Inc.	4,434	1,028
*	Splunk Inc.	8,345	1,011
*	Akamai Technologies Inc.	8,226	940
	NetApp Inc.	11,401	882
	SS&C Technologies Holdings Inc.	11,592	856
*	Coupa Software Inc.	3,589	855
*	ON Semiconductor Corp.	20,759	831
*	Paycom Software Inc.	2,500	824
*	Tyler Technologies Inc.	2,044	824

		Shares	Market Value ($000)
*	Zendesk Inc.	5,934	811
	Monolithic Power Systems Inc.	2,312	793
	Entegris Inc.	6,892	789
*	MongoDB Inc.	2,667	779
	NortonLifeLock Inc.	28,100	777
*	Nuance Communications Inc.	14,617	773
	Citrix Systems Inc.	6,348	730
*	Zscaler Inc.	3,714	721
*	PTC Inc.	5,354	718
*	Datadog Inc. Class A	7,861	716
	Leidos Holdings Inc.	6,915	711
*	GoDaddy Inc. Class A	8,609	697
*	VMware Inc. Class A	4,133	653
*	IAC/Inter Active Corp.	3,856	615
*	F5 Networks Inc.	3,179	589
*	Black Knight Inc.	7,845	576
*	Cree Inc.	5,679	568
*	Five9 Inc.	3,181	563
*	Avalara Inc.	4,255	562
*	Ceridian HCM Holding Inc.	5,995	536
	Amdocs Ltd.	6,640	519
*	Proofpoint Inc.	2,900	501
*	DXC Technology Co.	12,967	492
*	Cloudflare Inc. Class A	5,986	491
*	Dynatrace Inc.	9,306	482
*	Aspen Technology Inc.	3,516	480
	Universal Display Corp.	2,191	473
*	Arrow Electronics Inc.	3,771	454
*	Manhattan Associates Inc.	3,255	443
*	Globant SA	1,989	433
*	Guidewire Software Inc.	4,308	421
	Jabil Inc.	7,420	419
*	Elastic NV	3,337	394
	Brooks Automation Inc.	3,817	390
*	IPG Photonics Corp.	1,831	383
*	Lattice Semiconductor Corp.	6,796	361
*	Dropbox Inc. Class A	12,968	355
*	II-VI Inc.	5,260	354
*	Anaplan Inc.	6,854	353
*	Smartsheet Inc. Class A	5,791	342
*	Concentrix Corp.	2,197	336
*	NCR Corp.	6,795	328
	Dolby Laboratories Inc. Class A	3,355	327
*	CACI International Inc. Class A	1,270	324
	CDK Global Inc.	6,174	323
*	Nutanix Inc. Class A	9,980	314
	Vertiv Holdings Co. Class A	12,172	302
*	Silicon Laboratories Inc.	2,198	300
*	Change Healthcare Inc.	12,558	294
*	J2 Global Inc.	2,327	290
*	Grubhub Inc.	4,787	288
*	Digital Turbine Inc.	4,231	280
	Science Applications International Corp.	3,047	274
	National Instruments Corp.	6,702	273
*	Teradata Corp.	5,705	273
*	Rapid7 Inc.	3,242	271
	SYNNEX Corp.	2,140	271
*	Varonis Systems Inc. Class B	5,611	271

		Shares	Market Value ($000)
*	Blackline Inc.	2,558	266
*	Vimeo Inc.	6,309	265
*	FireEye Inc.	11,597	259
	Power Integrations Inc.	3,049	251
*	Novanta Inc.	1,756	244
*	Pure Storage Inc. Class A	12,823	244
*	Q2 Holdings Inc.	2,524	240
	Pegasystems Inc.	2,014	238
*	Vroom Inc.	5,391	238
	Avnet Inc.	5,193	229
	CMC Materials Inc.	1,486	229
*	Cirrus Logic Inc.	2,919	228
*	Upwork Inc.	4,836	228
*	Synaptics Inc.	1,788	226
*	Alteryx Inc. Class A	2,758	215
	Advanced Energy Industries Inc.	2,091	213
*	Semtech Corp.	3,359	212
*	Everbridge Inc.	1,795	211
*	CommVault Systems Inc.	2,746	209
	Xerox Holdings Corp.	8,854	208
*	Sailpoint Technologies Holdings Inc.	4,341	202
*	Alarm.com Holdings Inc.	2,434	199
*	Envestnet Inc.	2,724	196
*	Fastly Inc. Class A	4,099	193
*	Workiva Inc. Class A	2,037	193
*	Rogers Corp.	1,014	190
*	3D Systems Corp.	6,346	187
*	Fabrinet	2,089	187
*	Insight Enterprises Inc.	1,719	180
*	LivePerson Inc.	3,273	180
*	MicroStrategy Inc. Class A	384	180
*	Cerence Inc.	1,867	178
*	Onto Innovation Inc.	2,459	176
*	New Relic Inc.	2,787	175
*	Ambarella Inc.	1,733	174
*	Blackbaud Inc.	2,433	172
*	LiveRamp Holdings Inc.	3,390	170
*	Qualys Inc.	1,755	170
*	Covetrus Inc.	6,036	167
*	Appian Corp. Class A	1,835	166
*	Box Inc. Class A	7,142	166
*	Magnite Inc.	5,569	165
*	Diodes Inc.	2,167	164
*	SPS Commerce Inc.	1,730	162
*	Tenable Holdings Inc.	3,840	161
*	PagerDuty Inc.	3,943	160
	Vishay Intertechnology Inc.	6,629	160
*	Verint Systems Inc.	3,295	152
*	Dun & Bradstreet Holdings Inc.	7,045	151
*	Altair Engineering Inc. Class A	2,143	144
*	Duck Creek Technologies Inc.	3,672	144
*	Unity Software Inc.	1,516	143
*	MaxLinear Inc.	3,726	142
*	Yelp Inc. Class A	3,522	141
*	nCino Inc.	2,308	141
*	MACOM Technology Solutions Holdings Inc. Class H	2,373	140
*	Perficient Inc.	1,958	140
*	Sanmina Corp.	3,297	139

		Shares	Market Value ($000)
*	Mimecast Ltd.	2,787	139
*	FormFactor Inc.	3,903	138
*	Allscripts Healthcare Solutions Inc.	7,786	135
*	Avaya Holdings Corp.	4,706	135
*	Plexus Corp.	1,367	135
*	Rambus Inc.	6,792	133
*	Cloudera Inc.	10,222	131
*	SVMK Inc.	6,759	131
*	Cornerstone OnDemand Inc.	2,957	130
*	NetScout Systems Inc.	4,415	130
*	BigCommerce Holdings Inc. Series 1	2,330	127
*	Calix Inc.	2,698	120
*	Cargurus Inc.	4,251	120
*	Medallia Inc.	4,677	120
	Amkor Technology Inc.	5,550	117
*	Appfolio Inc. Class A	869	117
*	Ultra Clean Holdings Inc.	2,061	116
	Xperi Holding Corp.	5,345	115
	Progress Software Corp.	2,508	112
	Shutterstock Inc.	1,233	112
*	Schrodinger Inc.	1,587	111
*	Bandwidth Inc. Class A	929	110
*	Sprout Social Inc. Class A	1,403	97
*	Bottomline Technologies DE Inc.	2,351	88
*	PROS Holdings Inc.	1,950	87
	Methode Electronics Inc.	1,775	86
	Switch Inc. Class A	4,559	86
*	Domo Inc. Class B	1,276	85
*	TechTarget Inc.	1,209	85
*	Ichor Holdings Ltd.	1,510	85
*	Cognyte Software Ltd.	3,196	82
*	Yext Inc.	5,616	81
*	TTM Technologies Inc.	5,205	79
*	Unisys Corp.	3,082	79
*	Cohu Inc.	2,103	78
*	PAR Technology Corp.	1,164	78
*	Zuora Inc. Class A	5,023	78
	Pitney Bowes Inc.	8,904	75
*	Super Micro Computer Inc.	2,118	74
*	Axcelis Technologies Inc.	1,690	70
	CSG Systems International Inc.	1,558	69
*	Jamf Holding Corp.	1,975	69
*	Allegro MicroSystems Inc.	2,648	69
*	Upland Software Inc.	1,630	67
*	Eventbrite Inc. Class A	3,202	65
*	Model N Inc.	1,747	62
	McAfee Corp.Class A	2,395	60
*	ePlus Inc.	617	58
*	Parsons Corp.	1,458	58
	CTS Corp.	1,493	57
*	nLight Inc.	1,878	55
	Benchmark Electronics Inc.	1,724	53
*	Groupon Inc. Class A	1,120	53
*,1	C3.ai Inc. Class A	840	52
*	Veeco Instruments Inc.	2,128	51
*	Sitime Corp.	519	51
*	Ping Identity Holding Corp.	2,086	50
*	Agilysys Inc.	951	48

		Shares	Market Value ($000)
	Simulations Plus Inc.	900	48
*	Avid Technology Inc.	1,512	47
*	Diebold Nixdorf Inc.	3,503	47
*	CEVA Inc.	1,012	45
*	Impinj Inc.	822	43
	Ebix Inc.	1,441	40
*	OneSpan Inc.	1,545	40
*	Rackspace Technology Inc.	1,972	40
*	Datto Holding Corp.	1,467	40
*	Photronics Inc.	2,909	39
	QAD Inc. Class A	543	39
	Sapiens International Corp. NV	1,259	36
*	ScanSource Inc.	1,113	34
*	SolarWinds Corp.	2,081	34
*	A10 Networks Inc.	3,428	33
*	JFrog Ltd.	779	33
*	Tucows Inc. Class A	412	32
*	Mediaalpha Inc. Class A	766	32
*	Mitek Systems Inc.	1,852	31
*	SMART Global Holdings Inc.	624	30
*	GAN Ltd.	1,709	30
*	Telos Corp.	901	30
*	ChannelAdvisor Corp.	1,206	29
*	TrueCar Inc.	4,870	29
*	Brightcove Inc.	1,962	28
*	NeoPhotonics Corp.	2,741	28
*	Alpha & Omega Semiconductor Ltd.	864	28
	American Software Inc. Class A	1,329	27
	PC Connection Inc.	518	25
*	Kimball Electronics Inc.	1,060	24
*	PDF Solutions Inc.	1,354	24
*	Viant Technology Inc. Class A	782	23
*	Veritone Inc.	1,157	22
*	EverQuote Inc. Class A	678	21
*	Sumo Logic Inc.	1,142	21
*	AXT Inc.	1,968	20
*	Benefitfocus Inc.	1,346	20
	Hackett Group Inc.	1,097	20
*	Grid Dynamics Holdings Inc.	1,237	19
*	Zix Corp.	2,643	18
*	Digimarc Corp.	492	17
*	DSP Group Inc.	1,029	16
*	Limelight Networks Inc.	4,976	15
	NVE Corp.	217	15
*	Atomera Inc.	858	15
*	VirnetX Holding Corp.	3,054	14
*	Quantum Corp.	1,828	14
*	ON24 Inc.	370	12
*	Asure Software Inc.	1,293	11
*	comScore Inc.	2,626	11
*	Daktronics Inc.	1,663	11
*	Immersion Corp.	1,279	11
*	Intevac Inc.	1,593	11
*	Red Violet Inc.	492	11
*	GTY Technologies Holdings Inc.	1,840	11
*	AppLovin Corp. Class A	153	11
*	eGain Corp.	949	10
*	Intelligent Systems Corp.	300	10

		Shares	Market Value ($000)
*	Smith Micro Software Inc.	1,924	10
*	CyberOptics Corp.	336	10
*,1	UiPath Inc. Class A	121	10
*	Pixelworks Inc.	2,633	9
*	Waitr Holdings Inc.	4,587	9
*	Intellicheck Inc.	1,228	9
*	Rimini Street Inc.	1,259	8
*	SecureWorks Corp. Class A	401	6
*	Mastech Digital Inc.	364	6
*	Synchronoss Technologies Inc.	1,706	5
*	GSI Technology Inc.	789	5
*	Research Frontiers Inc.	1,617	4
*	DoorDash Inc. Class A	25	4
*	Bumble Inc. Class A	61	3
*	DigitalOcean Holdings Inc.	58	2
			561,342
Telecommunications (3.2%)
	Comcast Corp. Class A	234,242	13,431
	Verizon Communications Inc.	213,971	12,087
	Cisco Systems Inc.	219,526	11,613
	AT&T Inc.	368,889	10,856
*	Charter Communications Inc. Class A	7,262	5,044
*	T-Mobile US Inc.	28,386	4,015
*	Roku Inc.	5,601	1,942
	Motorola Solutions Inc.	8,776	1,802
*	Liberty Broadband Corp. Class C	8,282	1,377
*	Arista Networks Inc.	3,083	1,046
	Lumen Technologies Inc.	55,882	773
*	DISH Network Corp. Class A	12,578	547
	Cable One Inc.	278	505
	Juniper Networks Inc.	16,758	441
*	Altice USA Inc. Class A	11,722	423
*	Ciena Corp.	7,916	419
*	Lumentum Holdings Inc.	3,852	313
*	Iridium Communications Inc.	6,181	236
*	Comm Scope Holding Co. Inc.	10,231	208
*	Viavi Solutions Inc.	11,150	196
*	Liberty Broadband Corp. Class A	1,200	195
*	ViaSat Inc.	3,381	180
	Cogent Communications Holdings Inc.	2,246	170
*	Vonage Holdings Corp.	11,623	160
	Shenandoah Telecommunications Co.	2,790	139
*	8x8 Inc.	5,600	132
	InterDigital Inc.	1,616	131
	Telephone and Data Systems Inc.	5,033	129
	Ubiquiti Inc.	422	127
*	Liberty Latin America Ltd. Class C	7,739	111
*	Infinera Corp.	7,880	76
*	EchoStar Corp. Class A	2,758	73
*	Extreme Networks Inc.	5,468	63
*	NETGEAR Inc.	1,499	58
*	Plantronics Inc.	1,589	52
*	Vocera Communications Inc.	1,455	49
*	WideOpenWest Inc.	2,890	48
	ADTRAN Inc.	2,287	45
*	Cincinnati Bell Inc.	2,680	41
*	Harmonic Inc.	5,806	41
*	ORBCOMM Inc.	3,564	40

		Shares	Market Value ($000)
*	Liberty Latin America Ltd. Class A	2,479	35
*	Anterix Inc.	690	34
*	Gogo Inc.	2,291	31
*	Consolidated Communications Holdings Inc.	3,248	30
*	Boingo Wireless Inc.	2,045	29
*	Inseego Corp.	3,313	29
	Comtech Telecommunications Corp.	1,112	28
*	Cambium Networks Corp.	488	28
*	U.S. Cellular Corp.	720	27
	ATN International Inc.	521	25
	Loral Space & Communications Inc.	620	24
*	Digi International Inc.	1,191	23
*	IDT Corp. Class B	759	22
*	CalAmp Corp.	1,519	21
*	Ribbon Communications Inc.	2,678	20
*	Clearfield Inc.	498	19
*	Ooma Inc.	868	17
*	Casa Systems Inc.	1,540	13
*	Akoustis Technologies Inc.	1,231	12
*	Alaska Communications Systems Group Inc.	3,532	12
*	Powerfleet Inc.	1,798	12
*	KVH Industries Inc.	798	11
*	Resonant Inc.	3,462	11
*	Hemisphere Media Group Inc. Class A	805	10
	Spok Holdings Inc.	888	10
*	Genasys Inc.	1,844	10
*	PCTEL Inc.	1,295	9
	Bel Fuse Inc. Class B	501	8
*	DZS Inc.	500	8
*	Applied Optoelectronics Inc.	793	7
*,1	GTT Communications Inc.	1,485	2
			69,911
Utilities (2.7%)
	NextEra Energy Inc.	101,144	7,406
	Duke Energy Corp.	37,988	3,807
	Southern Co.	54,484	3,483
	Dominion Energy Inc.	42,102	3,206
	Waste Management Inc.	21,808	3,068
	Exelon Corp.	50,200	2,265
	American Electric Power Co. Inc.	25,657	2,206
	Sempra Energy	15,589	2,112
	Xcel Energy Inc.	27,312	1,936
	Public Service Enterprise Group Inc.	26,091	1,621
	WEC Energy Group Inc.	16,286	1,529
	American Water Works Co. Inc.	9,290	1,440
	Eversource Energy	17,707	1,438
	Consolidated Edison Inc.	17,627	1,361
	DTE Energy Co.	9,833	1,357
	Republic Services Inc. Class A	10,857	1,185
	PPL Corp.	39,664	1,155
	Entergy Corp.	10,334	1,088
	FirstEnergy Corp.	28,330	1,074
	Ameren Corp.	12,661	1,066
	Edison International	18,425	1,029
	CMS Energy Corp.	14,689	922
	AES Corp.	33,682	856
	Alliant Energy Corp.	12,838	734
	Evergy Inc.	11,669	723

		Shares	Market Value ($000)
*	PG&E Corp.	67,859	688
	CenterPoint Energy Inc.	25,889	655
	Atmos Energy Corp.	6,557	650
	Essential Utilities Inc.	11,333	542
	NiSource Inc.	20,221	516
	UGI Corp.	10,695	492
	Pinnacle West Capital Corp.	5,702	482
	NRG Energy Inc.	12,522	403
	Vistra Corp.	24,693	399
*	Stericycle Inc.	4,709	370
*	Sunrun Inc.	8,115	363
	OGE Energy Corp.	10,354	357
	Brookfield Renewable Corp. Class A	7,036	301
	IDACORP Inc.	2,626	257
*	Clean Harbors Inc.	2,582	240
	National Fuel Gas Co.	4,546	236
	Portland General Electric Co.	4,923	236
	Hawaiian Electric Industries Inc.	5,375	231
	PNM Resources Inc.	4,403	216
	Black Hills Corp.	3,059	201
	New Jersey Resources Corp.	4,652	199
	ONE Gas Inc.	2,647	197
	Spire Inc.	2,657	190
	Southwest Gas Holdings Inc.	2,850	188
*	Evoqua Water Technologies Corp.	6,008	187
	NorthWestern Corp.	2,925	185
*	Casella Waste Systems Inc. Class A	2,609	176
	ALLETE Inc.	2,537	175
	Avangrid Inc.	3,108	164
	American States Water Co.	2,014	160
	California Water Service Group	2,719	155
	Avista Corp.	3,330	151
	MGE Energy Inc.	2,003	150
	Ormat Technologies Inc. (XNYS)	2,138	148
	South Jersey Industries Inc.	5,271	141
	Brookfield Infrastructure Corp. Class A	1,562	112
	Chesapeake Utilities Corp.	919	105
	Clearway Energy Inc. Class C	3,850	103
	Northwest Natural Holding Co.	1,734	92
*	Sunnova Energy International Inc.	2,873	84
	Covanta Holding Corp.	5,599	83
*	Harsco Corp.	3,657	82
	SJW Group	1,200	77
	Middlesex Water Co.	875	75
	Clearway Energy Inc. Class A	2,474	62
*	U.S. Ecology Inc.	1,503	60
	Unitil Corp.	876	48
	York Water Co.	583	29
*	Pure Cycle Corp.	1,671	24
*	Heritage-Crystal Clean Inc.	723	22
*	Cadiz Inc.	1,480	20
	Global Water Resources Inc.	1,129	19
	Artesian Resources Corp. Class A	401	17
*	Sharps Compliance Corp.	1,142	16
	Consolidated Water Co. Ltd.	712	9
	RGC Resources Inc.	351	8
*	Advanced Emissions Solutions Inc.	726	6
	Spark Energy Inc. Class A	617	6

		Shares	Market Value ($000)
	Genie Energy Ltd. Class B	824	5
			59,632
Total Common Stocks (Cost $1,421,220)			2,195,933
Temporary Cash Investments (0.5%)
Money Market Fund (0.5%)
[6,7]	Vanguard Market Liquidity Fund, 0.055% (Cost $10,606)	106,063	10,606
Total Investments (100.1%) (Cost $1,431,826)			2,206,539
Other Assets and Liabilities—Net (-0.1%)			(1,649)
Net Assets (100%)			2,204,890
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $1,255,000.
2	Restricted securities totaling $2,000, representing 0.0% of net assets.
3	Security value determined using significant unobservable inputs.
4	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2021, the aggregate value was $153,000, representing 0.0% of net assets.
5	“Other” represents securities that are not classified by the fund’s benchmark index.
6	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
7	Collateral of $1,359,000 was received for securities on loan.
CVR—Contingent Value Rights.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	June 2021	15	1,701	55
E-mini S&P 500 Index	June 2021	36	7,564	223
				278
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of May 31, 2021, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	2,195,925	2	6	2,195,933
Temporary Cash Investments	10,606	—	—	10,606
Total	2,206,531	2	6	2,206,539
Derivative Financial Instruments
Assets
Futures Contracts[1]	278	—	—	278
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.